                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------

                                             CREDIT   ASSET
                                             SUISSE   MANAGEMENT

                                   SEMIANNUAL
                                     REPORT

                                 APRIL 30, 2001
                                  (UNAUDITED)

                          CREDIT SUISSE WARBURG PINCUS
                            CAPITAL APPRECIATION FUND
                                       -
                          CREDIT SUISSE WARBURG PINCUS
                                 BLUE CHIP FUND
                                       -
                          CREDIT SUISSE WARBURG PINCUS
                                   VALUE FUND
                                       -
                          CREDIT SUISSE WARBURG PINCUS
                                  VALUE II FUND
                                       -
                          CREDIT SUISSE WARBURG PINCUS
                                  BALANCED FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Credit Suisse Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAMOR ANY AFFILIATE.

CREDIT SUISSE WARBURG PINCUS CAPITAL APPRECIATION FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001


Dear Shareholder:

   For the six months ended April 30, 2001, the Common Class and Advisor Class shares of Credit Suisse Warburg Pincus Capital Appreciation Fund* (the "Fund") had a loss of 17.59% and 17.78%, respectively, vs. a loss of 12.07% for the S&P 500 Index.**

   The U.S. stock market continued to struggle in the period, hampered by a rash of profit disappointments and ongoing worries over the economy. Technology and telecommunications stocks fared the worst, reeling in the aftershocks of the NASDAQ's plunge in early 2000. Despite the Federal Reserve's efforts to revive the economy with interest-rate cuts--the Fed lowered rates by 200 basis points in the period--investors remained generally pessimistic.

   The Fund was hurt by the market's decline and by weakness in some of its larger positions, most notably certain of its software, electronics and pharmaceutical stocks. The Fund was also hampered somewhat by its underweighting in the retail area, which had a good showing for the six months. On a positive note, stocks that helped the Fund included certain media and financial-services names.

   The Fund's disappointing showing notwithstanding, we made no major changes to our basic stock-selection approach. We continued to emphasize companies with industry leadership and visible revenue sources, for example patented, popular products or a large base of repeat customers. We also continued to stress such factors as good cash flows, new products or services, and proven management.

   We made few noteworthy changes to the Fund during the period in terms of sector emphasis, remaining fairly well-diversified. We had an underweighting in the technology segment through much of the period, though we added a few stocks here as 2001 progressed, purchasing companies whose valuations, in our judgment, had fallen to attractive levels. We expect to continue to selectively increase our exposure to technology/telecommunications names going forward, looking for reasonably valued companies with improving business prospects.

   We maintained an overweighting in the financial-services, a position we began to build in early 2000 based partly on our more-constructive outlook on interest rates. We believe that the Fed's recent actions will benefit a number of financial-services stocks over time, in terms of both economic activity and the lending/borrowing rate profile. Our holdings here continued to include globally oriented banks and financial-services companies as well as a government-sponsored mortgage company.

CREDIT SUISSE WARBURG PINCUS CAPITAL APPRECIATION FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

   Another area of continued emphasis for the Fund was health-care. Our health-care holdings included major drug suppliers. We continued to view a number of these companies favorably based on their long-term growth potential, and believe they will remain adept at preserving and extending their patent rights.

   Elsewhere of note, we purchased a few consumer stocks in the period, including some retail companies. We also marginally increased our exposure to the energy, utility and capital-equipment areas. We will continue to search for investment opportunities among "Middle America" companies, which underperformed technology and communications equities through the market's surge in the late 1990s.

   Looking ahead, the economy could well remain lackluster at least until the latter part of this year, and an outright recession cannot be ruled out (though the stronger-than-expected rise in first-quarter GDP is noteworthy). It will take time to repair consumer balance sheets, which have deteriorated as a result of the market downdraft and many years of spending growing faster than income.

   But we also see grounds for optimism. In addition to the Federal Reserve's recent actions, tax cuts could support the economy and consumer confidence over the intermediate-to-longer term. Growth-promoting tax and interest-rate cuts abroad could also help, especially with regard to large-cap U.S. companies with significant export business. For our part, we will continue to hold a core position of large-cap growth stocks, complemented by mid-cap and "changing dynamic" companies (e.g., companies with new management or products) that we also deem to offer quality and reasonably priced growth.


Susan L. Black                                 Jeffrey T. Rose
Portfolio Manager                              Co-Portfolio Manager

                       SUMMARY OF ANNUALIZED TOTAL RETURNS
      --------------------------------------------------------------------------
                                                           SINCE      INCEPTION
        CLASS      ONE YEAR     FIVE YEAR   TEN YEAR     INCEPTION      DATE
       -------    ----------    ---------   --------     ---------   -----------
       Common       -17.83%      18.79%      17.09%       14.54%      08/17/1987
       Advisor      -18.22%      18.24%      16.56%       14.16%      04/04/1991

-------------------

* Name changed from Warburg Pincus Capital Appreciation Fund effective March 26, 2001.
** The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

CREDIT SUISSE WARBURG PINCUS BLUE CHIP FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001
                                                                 June 14, 2001

Dear Shareholder:

   For the six months ended April 30, 2001, the Common Class and Class D shares of Credit Suisse Warburg Pincus Blue Chip Fund* (the "Fund") had a loss of 14.00% and 13.78%, respectively, vs. a loss of 12.07% for the S&P 500 Index.**

   The period was a negative one for the U.S. stock market, reflecting worries over a slowing economy and a related flow of profit disappointments. Blue chip shares were not spared. A number of leading companies, representing a range of industries, lowered their earnings forecasts amid an uncertain economic outlook and rising energy costs. On a positive note, stocks recovered some of their losses in April, with investors becoming more convinced that the worst was behind them, given the Federal Reserve's easier monetary stance (the Fed lowered interest rates by 200 basis points between January and April).

   The Fund had a loss for the first six months, modestly trailing its benchmark. The Fund was hampered by the negative sentiment toward stocks broadly and by weakness in certain holdings, such as specific computer and telecommunications names. Relatively good performers for the Fund included certain financial-services, health-care and energy holdings.

   In terms of portfolio activity for the period, we maintained a roughly sector-neutral approach, consistent with our attempt to add value via individual stock selection while seeking to limit overall volatility. Our buying and selling activity was focused, primarily, on pharmaceutical and technology companies. We saw several opportunities in these areas to replace existing holdings with stocks we deemed to have more attractive valuations, given their underlying companies' long-term growth prospects. Changes elsewhere were less noteworthy. For example, we continued to view the bulk of our financial-services favorably, and saw little incentive to make adjustments. We believe that our holdings here stand to benefit from a supportive inflation and interest-rate backdrop and from long-term demand for their products and services.

   Looking ahead to the rest of the year, stocks could continue to struggle, though we have become increasingly optimistic over the past few months. The Fed is clearly eager to aid the economy (having lowered rates again in May), and its efforts should serve to improve investor confidence over time. For our part, we will continue to focus on well-established companies with

CREDIT SUISSE WARBURG PINCUS BLUE CHIP FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

solid brand names, looking for stocks we judge to have the best long-term appreciation potential.

Hugh Neuburger
Portfolio Manager

                       SUMMARY OF ANNUALIZED TOTAL RETURNS
                    -----------------------------------------------
                                              SINCE      INCEPTION
                     CLASS      ONE YEAR    INCEPTION      DATE
                    -------     --------    ---------    ----------
                    Common         NA       -14.11%(1)   08/01/2000
                    Class D       -13.20%     1.64%      05/13/1999

(1)  Non annualized

   The Blue Chip Fund offers multiple classes of shares. Performance with respect to the Class A, Class B, and Class C shares, which may vary from the performance of the Common Class and Class D shares, is included in a separate report which may be obtained by calling 800-WARBURG.




-----------------
*    Name changed from DLJ Core Equity Fund effective December 18, 2000.
** The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

CREDIT SUISSE WARBURG PINCUS VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001


                                                                 June 14, 2001

Dear Shareholder:

   For the six months ended April 30, 2001, the Common Class and Class D shares of Credit Suisse Warburg Pincus Value Fund* (the "Fund") had a gain of 1.45% and 1.56%, respectively, vs. a loss of 12.07% for the S&P 500 Index.**

   The U.S. stock market continued to struggle in the period, hampered by an economic slowdown and a related deterioration in profit growth. Although the Federal Reserve decisively lowered interest rates, by 200 basis points over the January-through-April span, the earnings outlook remained too murky for many investors. Within this environment, technology and telecommunications stocks especially struggled, while certain defensive areas (e.g., health care and financial services) fared relatively well.

   The Fund showed a gain for the first six months, outperforming its benchmark, which had a sizable loss. The Fund benefited from the generally positive environment for value stocks in the period (though large-cap value stocks lagged smaller-cap value stocks, and our emphasis remained on the former). The Fund was also helped by good showings from its financial-services, health-care and energy holdings. On the negative side, in absolute terms, we maintained a significant weighting in the technology segment, and our holdings were hindered by the negative sentiment toward the group.

   Going forward, the economy could remain lackluster for a spell, restraining investors' enthusiasm for stocks in general. While monetary easing and pending tax cuts are cause for optimism, these forces typically need time to have a sustained positive impact on the economy and financial markets. Regardless, we believe that a carefully chosen portfolio of value stocks stands to reward investors over time, in terms of income as well as the potential for capital appreciation. Our efforts will remain devoted to identifying companies that we deem to have unrecognized worth in the marketplace.

CREDIT SUISSE WARBURG PINCUS VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

Robert E. Rescoe                   Roger W. Vogel
Co-Portfolio Manager               Co-Portfolio Manager

Richard J. Hanlon
Co-Portfolio Manager

                       SUMMARY OF ANNUALIZED TOTAL RETURNS
                    ------------------------------------------------
                                                SINCE      INCEPTION
                     CLASS       ONE YEAR     INCEPTION      DATE
                    Common         NA          10.27%(1)  08/01/2000
                    Class D        6.98%        3.74%     04/30/1999

(1)  Non annualized

   The Value Fund offers multiple classes of shares. Performance with respect to the Class A, Class B, and Class C shares, which may vary from the performance of the Common Class and Class D shares, is included in a separate report which may be obtained by calling 800-WARBURG.








----------------
*    Name changed from DLJ Growth and Income Fund effective December 18, 2000.
** The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

     In light of the Fund's value stock emphasis effective May 1, 2001, the fund has added the Standard & Poor's/Barra Value Index as a performance benchmark. The Standard & Poor's/Barra Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 Index that have lower price-to-book ratios.

CREDIT SUISSE WARBURG PINCUS VALUE II FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

   For the six months ended April 30, 2001, the Common Class and Advisor Class shares of Credit Suisse Warburg Pincus Value II Fund* (the "Fund") had a gain of 6.25% and 5.97% respectively, vs. a loss of 12.07% for the S&P 500 Index.**

   The November-through-April span was a difficult one for stocks broadly, hampered by a slowing economy. Although the Federal Reserve reduced interest rates four times in the period, the near-to-intermediate outlook for the economy and profits remained murky, and investors were cautious. Technology and telecommunications stocks were hit hard in this environment, with many names posting large losses. Good performers for the period included energy and health-care services stocks.

   Against this backdrop, the Fund had a gain, outperforming its benchmark, which had a significant loss for the six months. The Fund was aided by its underweighting in the struggling technology sector and by good stock selection. Stocks that helped the Fund included certain energy, health-care, financial-services and consumer names (e.g., automobile companies). Stocks that hindered the Fund, in absolute terms, included its pharmaceutical holdings, though these comprised a relatively small part of the portfolio.

   In terms of general strategy, we remained focused on our bottom-up stock-selection process, striving to identify value among companies with healthy balance sheets and modest, yet sustainable, long-term earnings-growth prospects. Specific factors we may examine include positive catalysts such as restructurings, management changes and/or the development of new products or services.

   We made few noteworthy changes to the Fund during the three months in terms of sector positioning. We maintained a modest overweighting in financial stocks, where a number of companies in our view could benefit over the next few quarters from lower interest rates at the short end of the yield curve and from supportive demand for insurance and other financial products/services.

We had a sizable weighting in the energy and oil-services sectors, though we sold certain stocks here late in the period based on valuation considerations. Still, we continued to see a fair amount of value in the energy segment, due to factors such as ongoing productivity enhancements. Our largest oil services position at the end of the period was an international provider of contract drilling services specializing in deep water and "harsh environment" areas.

CREDIT SUISSE WARBURG PINCUS VALUE II FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

   Elsewhere of note, we increased our exposure to the consumer area, broadly classified, including the retail sector, where we established positions in two specialty retailers. Less-economically sensitive consumer stocks we purchased included a food company.

   We remained underweighted in the technology area, where share prices have fallen dramatically over the past year but where overall earnings risk remained significant, in our view. For the same reason, we had limited exposure to telecommunications companies. That said, we continued to see value in the area, and our holdings included certain computer companies with strong brand names and specific telecommunications-services providers. Going forward, we believe that some intriguing investment opportunities could emerge among technology and telecom stocks and we will continue to monitor these sectors carefully.

   Going forward, the economy could remain lackluster for a spell, restraining investors' enthusiasm for stocks in general. While monetary easing and pending tax cuts are cause for optimism, these forces typically need time to have a sustained positive impact on the economy and financial markets. Regardless, we believe that a carefully chosen portfolio of value stocks stands to reward investors over time, and we will continue to strive to identify companies we deem to have unrecognized worth in the marketplace.

Robert E. Rescoe                               Roger W. Vogel
Co-Portfolio Manager                           Co-Portfolio Manager

Richard J. Hanlon
Co-Portfolio Manager

                       SUMMARY OF ANNUALIZED TOTAL RETURNS
-------------------------------------------------------------------------------
                                                           SINCE      INCEPTION
        CLASS      ONE YEAR     FIVE YEAR   TEN YEAR     INCEPTION      DATE
--------------------------------------------------------------------------------
       Common       15.16%       9.96%       13.25%       13.17%     10/06/1988
       Advisor      14.55%       9.50%        NA          12.94%     05/15/1995

---------------
* Formerly Warburg Pincus Value Fund and Warburg Pincus Value II Fund. The name changes were effective February 5, 2001 and March 26, 2001, respectively.
** The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

CREDIT SUISSE WARBURG PINCUS BALANCED FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

For the six months ended April 30, 2001, the Common Class and Advisor Class shares of Credit Suisse Warburg Pincus Balanced Fund* (the "Fund") had a loss of 0.82% and 0.91%, respectively, vs. losses of 2.25% and 12.07%, respectively, for the Lipper Balanced Funds Index** and the S&P 500 Index,*** and a gain of 6.39% for the Lehman Brothers Intermediate Government/Corporate Bond Index.****

The period was, on the whole, a good one for bonds and a difficult one for stocks. The Federal Reserve was inclined to reduce interest rates--and indeed lowered rates by 200 basis over the January-through-April span--which aided bonds. The Fed's stance failed to ultimately lift stocks, as ongoing profit disappointments and the threat of recession kept many investors at bay. Technology and telecommunications shares fared the worst, though the group ended the period on a positive note.

Amid this environment, the Fund had a slight loss, restrained by the weakness in equities, which continued to account for about 60% of the portfolio. Still, the Fund outperformed its Lipper and S&P 500 benchmarks. The Fund was helped by its underweighting in technology stocks and by good stock selection in general. Within the portfolio's fixed-income component, the Fund was aided by its continued focus on high-quality securities, which outperformed lower-quality debt.

We made no dramatic changes to the Fund in terms of basic approach. We maintained a roughly 60/40 allocation between stocks and bonds, remaining well-diversified by sector in the stock market and maintaining an emphasis on high-quality, intermediate-term debt in the fixed-income area. One stock-sector adjustment we made worth mentioning was to increase our exposure to telecommunications companies. We deemed a number of these issues to be oversold, given their longer-term business prospects.

Looking ahead to the rest of the year and into 2002, we believe that the overall environment for financial markets could steadily improve, thanks in large measure to the Fed's actions (the Fed reduced rates again in May). However, we also believe that the flow of economic and profit news will cause performance to vary widely among and within asset classes from month to month. With this view, we plan to maintain a relatively

CREDIT SUISSE WARBURG PINCUS BALANCED FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

conservative asset-allocation mix, while continuing to strive to add value on the margin via individual security selection.

Scott T. Lewis,                                Jo Ann Corkran,
Co-Portfolio Manager                           Co-Portfolio Manager

Gregg M. Diliberto,                            Leland Crabbe,
Co-Portfolio Manager                           Co-Portfolio Manager

Jose A. Rodriguez,
Co-Portfolio Manager

                        SUMMARY OF ANNUALIZED TOTAL RETURNS
      --------------------------------------------------------------------------
                                                           SINCE      INCEPTION
        CLASS      ONE YEAR     FIVE YEAR   TEN YEAR     INCEPTION      DATE
      ---------    --------     ---------   --------     ---------    ----------
       Common        0.46%        9.62%      11.77%        11.86%     10/06/1988
       Advisor      -0.12%        9.27%         NA         11.70%     07/31/1995

* Name changed from Warburg Pincus Balanced Fund effective March 26, 2001. ** The Lipper Balanced Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Inc.
*** The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.
****The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers Inc.

CREDIT SUISSE WARBURG PINCUS CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                             NUMBER OF
                                                               SHARES           VALUE
                                                             ---------          -----
COMMON STOCKS (96.1%)
BANKS & SAVINGS & LOANS (6.0%)
    Citigroup, Inc.                                            789,266   $     38,792,424
    Northern Trust Corp.                                       249,100         16,198,973
    Wells Fargo & Co.                                          324,200         15,227,674
    Zions Bancorp.                                             226,300         12,059,527
                                                                         ----------------
                                                                               82,278,598
                                                                         ----------------
BUSINESS SERVICES (2.6%)
    Ecolab, Inc.                                               162,700          6,154,941
    Interpublic Group of Cos., Inc.                            529,800         17,986,710
    Omnicom Group, Inc.                                        129,800         11,402,930
                                                                         ----------------
                                                                               35,544,581
                                                                         ----------------
CAPITAL EQUIPMENT (2.3%)
    Danaher Corp.                                              267,500         14,982,675
    Emerson Electric Co.                                       236,200         15,742,730
                                                                         ----------------
                                                                               30,725,405
                                                                         ----------------
COMMUNICATIONS & MEDIA (10.7%)
    AOL Time Warner, Inc.(1)                                   575,400         29,057,700
    AT&T Corp. - Liberty Media Corp., Class A(1)             1,423,100         22,769,600
    Clear Channel Communications, Inc.(1)                      218,400         12,186,720
    Comcast Corp., Class A(1)                                  757,000         33,239,870
    Crown Media Holdings, Inc., Class A(1)                     353,000          7,342,400
    Viacom, Inc., Class B(1)                                   776,792         40,439,792
                                                                         ----------------
                                                                              145,036,082
                                                                         ----------------
COMPUTERS (10.5%)
    BEA Systems, Inc.(1)                                       283,400         11,576,890
    Check Point Software Technologies, Ltd.(1)                 217,900         13,668,867
    Dell Computer Corp.(1)                                     470,500         12,369,445
    International Business Machines Corp.                      130,400         15,014,256
    Microsoft Corp.(1)                                         878,500         59,518,375
    Openwave Systems, Inc.(1)                                  148,100          5,125,741
    Palm, Inc.(1)                                              333,300          2,669,733
    VeriSign, Inc.(1)                                          137,600          7,056,128
    VERITAS Software Corp.(1)                                  256,000         15,260,160
                                                                         ----------------
                                                                              142,259,595
                                                                         ----------------
CONGLOMERATES (3.1%)
    General Electric Co.                                       577,200         28,011,516
    United Technologies Corp.                                  187,600         14,647,808
                                                                         ----------------
                                                                               42,659,324
                                                                         ----------------
ELECTRIC UTILITIES (3.6%)
    AES Corp.(1)                                               292,300         13,933,941
    Constellation Energy Group                                 362,400         17,300,976
    Duke Energy Corp.                                          371,900         17,390,044
                                                                         ----------------
                                                                               48,624,961
                                                                         ----------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                             NUMBER OF
                                                               SHARES           VALUE
                                                             ---------          -----
COMMON STOCKS (CONT'D)
ELECTRONICS (6.5%)
    Intel Corp.                                              1,226,80         $37,920,388
    Novellus Systems, Inc.(1)                                  380,200         20,968,030
    Solectron Corp.(1)                                         573,800         14,603,210
    Texas Instruments, Inc.                                    390,900         15,127,830
                                                                         ----------------
                                                                               88,619,458
                                                                         ----------------
ENERGY (2.0%)
    Apache Corp.                                               105,800          6,766,968
    Aquila, Inc.(1)                                            101,100          3,064,341
    Devon Energy Corp.                                         111,800          6,597,318
    El Paso Corp.                                              160,600         11,049,280
                                                                         ----------------
                                                                               27,477,907
                                                                         ----------------
FINANCIAL SERVICES (11.4%)
    American General Corp.                                     480,200         20,941,522
    American International Group, Inc.                         286,787         23,459,177
    Berkshire Hathaway, Inc., Class B(1)                         9,090         20,679,750
    Freddie Mac                                                598,700         39,394,460
    Household International, Inc.                              485,900         31,107,318
    Merrill Lynch & Co., Inc.                                  313,900         19,367,630
                                                                         ----------------
                                                                              154,949,857
                                                                         ----------------
FOOD, BEVERAGE & TOBACCO (1.8%)
    Anheuser-Busch Companies, Inc.                             612,400         24,489,876
                                                                         ----------------
GAS UTILITIES (2.7%)
    Dynegy, Inc.                                               422,600         24,447,410
    Enron Corp.                                                195,100         12,236,672
                                                                         ----------------
                                                                               36,684,082
                                                                         ----------------
HEALTHCARE (4.9%)
    Abbott Laboratories                                        430,100         19,948,038
    ALZA Corp.(1)                                              330,900         15,128,748
    King Pharmaceuticals, Inc.(1)                              393,000         16,557,090
    Medtronic, Inc.                                            334,400         14,914,240
                                                                         ----------------
                                                                               66,548,116
                                                                         ----------------
INDUSTRIAL MFG. & PROCESSING (2.6%)
    Tyco International, Ltd.                                   675,400         36,046,098
                                                                         ----------------
OIL SERVICES (1.2%)
    Conoco, Inc., Class A                                      535,300         16,214,237
                                                                         ----------------
PHARMACEUTICALS (9.5%)
    American Home Products Corp.                               511,500         29,539,125
    Bristol-Myers Squibb Co.                                   302,200         16,923,200
    Pfizer, Inc.                                             1,094,275         47,382,107
    Pharmacia Corp.                                            676,228         35,339,675
                                                                         ----------------
                                                                              129,184,107
                                                                         ----------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                             NUMBER OF
                                                               SHARES           VALUE
                                                             ---------          -----
COMMON STOCKS (CONT'D)
PUBLISHING (0.7%)
    Reader's Digest Association, Inc., Class A                 369,100  $      10,205,615
                                                                         ----------------
RETAIL (5.4%)
    CVS Corp.                                                  344,700         20,320,065
    Home Depot, Inc.                                           476,050         22,421,955
    Safeway, Inc.(1)                                           556,300         30,207,090
                                                                         ----------------
                                                                               72,949,110
                                                                         ----------------
TELECOMMUNICATIONS & EQUIPMENT (8.6%)
    Cisco Systems, Inc.(1)                                     778,600         13,220,628
    Comverse Technology, Inc.(1)                               366,400         25,098,400
    Nokia Oyj ADR                                              719,100         24,586,029
    QUALCOMM, Inc.(1)                                          379,700         21,779,592
    Qwest Communications International, Inc.(1)                158,400          6,478,560
    Redback Networks, Inc.(1)                                  437,000          8,320,480
    Time Warner Telecom, Inc.,
    Class A(1)                                                 227,500        111,522,875
    WorldCom, Inc.(1)                                          322,100          5,878,325
                                                                         ----------------
                                                                              116,884,889
                                                                         ----------------
TOTAL COMMON STOCKS (Cost $1,226,686,501)                                   1,307,381,898
                                                                         ----------------
PREFERRED STOCK (0.0%)
HEALTHCARE (0.0%)
    Fresenius National Medical Care, Inc. Class D
    (Cost $18,553)(1)                                           90,000              3,240
                                                                         ----------------
RIGHTS (0.0%)
ENERGY (0.0%)
    Bonneville Pacific Corp. (Cost $0)(1)                       16,883                  0
                                                                         ----------------
SHORT-TERM INVESTMENT (4.3%)
    BBH Grand Cayman U.S. Dollar Time Deposit
    (Cost $58,489,461)                                      58,489,461         58,489,461
                                                                         ----------------
TOTAL INVESTMENTS (100.4%) (Cost $1,285,194,515(2))                         1,365,874,599

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)                                  (5,236,839)
                                                                         ----------------
NET ASSETS (100.0%)                                                        $1,360,637,760
                                                                         ================

                          INVESTMENT ABBREVIATIONS
                      ADR = American Depository Receipt

 (1) Non-Income Producing Security.
 (2) Cost for federal income tax purposes is $1,287,057,384.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BLUE CHIP FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                 SHARES        VALUE
                                                               ----------  ------------
COMMON STOCKS (99.7%)
AEROSPACE & DEFENSE (2.0%)
    General Dynamics Corp.                                       53,100    $  4,092,948
                                                                           ------------
BANKS & SAVINGS & LOANS (6.7%)
    Bank of New York Co., Inc.                                   55,000       2,761,000
    Citigroup, Inc.                                              98,500       4,841,275
    FleetBoston Financial Corp.                                  94,000       3,606,780
    Northern Trust Corp.                                         43,000       2,796,290
                                                                           ------------
                                                                             14,005,345
                                                                           ------------
BUSINESS SERVICES (2.0%)
    Omnicom Group, Inc.                                          47,200       4,146,520
                                                                           ------------
CAPITAL EQUIPMENT (1.6%)
    Emerson Electric Co.                                         49,100       3,272,515
                                                                           ------------
CHEMICALS (1.4%)
    Air Products & Chemicals, Inc.                               31,000       1,332,690
    Avery-Dennison Corp.                                         30,400       1,704,528
                                                                           ------------
                                                                              3,037,218
                                                                           ------------
COMMUNICATIONS & MEDIA (2.6%)
    AOL Time Warner, Inc.(1)                                     52,050       2,628,525
    Cablevision Systems Corp. - Rainbow Media Group              10,000         211,500
    Cablevision Systems Corp., Class A                           20,000       1,375,000
    Comcast Corp. Special, Class A(1)                            30,000       1,317,300
                                                                           ------------
                                                                              5,532,325
                                                                           ------------
COMMUNICATIONS EQUIPMENT (1.9%)
    Cisco Systems, Inc.(1)                                      140,600       2,387,388
    Nortel Networks Corp.                                       101,600       1,554,480
                                                                           ------------
                                                                              3,941,868
                                                                           ------------
COMPUTERS (8.1%)
    EMC Corp.(1)                                                 82,600       3,270,960
    International Business Machines Corp.                        31,500       3,626,910
    McDATA Corp., Class A(1)                                      3,040          69,403
    Microsoft Corp.(1)                                          102,800       6,964,700
    Oracle Corp.(1)                                             131,600       2,126,656
    VERITAS Software Corp.(1)                                    16,300         971,643
                                                                           ------------
                                                                             17,030,272
                                                                           ------------
COMPUTERS & PERIPHERALS (0.6%)
    Sun Microsystems, Inc.(1)                                    75,000       1,284,000
                                                                           ------------
CONGLOMERATES (4.3%)
    General Electric Co.                                        187,000       9,075,110
                                                                           ------------
CONSUMER NON-DURABLES (3.8%)
    Colgate-Palmolive Co.                                        61,200       3,418,020
    Estee Lauder Cos., Inc.                                      38,300       1,522,425
    Procter & Gamble Co.                                         51,500       3,092,575
                                                                           ------------
                                                                              8,033,020
                                                                           ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BLUE CHIP FUND
SCHEDULE OF INVESTMENTS(CONT'D)
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                 SHARES        VALUE
                                                               ----------  ------------
COMMON STOCKS (CONT'D)
DIVERSIFIED FINANCIALS (0.8%)
    Providian Financial Corp.                                    32,400    $  1,726,920
                                                                           ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.5%)
    Sprint Corp. (FON Group)                                    148,000       3,164,240
                                                                           ------------
ELECTRIC UTILITIES (1.1%)
    AES Corp.(1)                                                 47,000       2,240,490
                                                                           ------------
ELECTRONICS (5.5%)
    Intel Corp.                                                 133,000       4,111,030
    Linear Technology Corp.                                      28,000       1,345,120
    Sanmina Corp.(1)                                             23,400         682,110
    Solectron Corp.(1)                                           73,800       1,878,210
    Texas Instruments, Inc.                                      88,500       3,424,950
                                                                           ------------
                                                                             11,441,420
                                                                           ------------
ENERGY (8.3%)
    Chevron Corp.                                                53,200       5,136,992
    Exxon Mobil Corp.                                            68,600       6,077,960
    Royal Dutch Petroleum Co. ADR                                43,100       2,565,743
    Texaco, Inc.                                                 49,500       3,577,860
                                                                           ------------
                                                                             17,358,555
                                                                           ------------
FINANCIAL SERVICES (10.6%)
    American Express Co.                                         80,481       3,415,614
    American General Corp.                                       61,000       2,660,210
    American International Group, Inc.                           42,900       3,509,220
    Hartford Financial Services, Inc.                            58,400       3,626,640
    J.P. Morgan Chase & Co.                                      74,000       3,550,520
    Lehman Brothers Holdings, Inc.                               74,600       5,427,150
                                                                           ------------
                                                                             22,189,354
                                                                           ------------
FOOD & DRUG RETAILING (2.0%)
    CVS Corp.                                                    71,500       4,214,925
                                                                           ------------
FOOD, BEVERAGE & TOBACCO (4.1%)
    General Mills, Inc.                                          60,300       2,376,423
    PepsiCo, Inc.                                                29,000       1,270,490
    Sysco Corp.                                                 176,000       4,949,120
                                                                           ------------
                                                                              8,596,033
                                                                           ------------
HEALTHCARE (5.7%)
    American Home Products Corp.                                 72,000       4,158,000
    Baxter International, Inc.                                   33,000       3,007,950
    Johnson & Johnson                                            39,000       3,762,720
    Medtronic, Inc.                                              24,700       1,101,620
                                                                           ------------
                                                                             12,030,290
                                                                           ------------
INDUSTRIAL MFG. & PROCESSING (1.9%)
    Tyco International, Ltd.                                     76,500       4,082,805
                                                                           ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BLUE CHIP FUND
SCHEDULE OF INVESTMENTS(CONT'D)
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                 SHARES        VALUE
                                                               ----------  ------------
COMMON STOCKS (CONT'D)
MEDIA (1.4%)
    Walt Disney Co.                                              94,500   $  2,858,625
                                                                          ------------
METALS & MINING (1.6%)
    Alcoa, Inc.                                                  83,300      3,448,620
                                                                          ------------
OIL SERVICES (0.7%)
    Schlumberger, Ltd.                                           23,500      1,558,050
                                                                          ------------
PHARMACEUTICALS (7.5%)
    Amgen, Inc.(1)                                               67,500      4,126,950
    Merck & Co., Inc.                                            84,400      6,411,868
    Pfizer, Inc.                                                 55,000      2,381,500
    Pharmacia Corp.                                              55,700      2,910,882
                                                                          ------------
                                                                            15,831,200
                                                                          ------------
RETAIL (6.0%)
    Home Depot, Inc.                                             60,700      2,858,970
    Target Corp.                                                117,300      4,510,185
    Wal-Mart Stores, Inc.                                        99,200      5,132,608
                                                                          ------------
                                                                            12,501,763
                                                                          ------------
TELECOMMUNICATIONS & EQUIPMENT (6.0%)
    CIENA Corp.(1)                                               49,000      2,697,940
    Nextel Communications, Inc., Class A(1)                      49,200        799,500
    Qwest Communications International, Inc.                     72,000      2,944,800
    SBC Communications, Inc.                                     65,000      2,681,250
    Scientific-Atlanta, Inc.                                     60,000      3,463,800
                                                                          ------------
                                                                            12,587,290
                                                                          ------------

TOTAL COMMON STOCKS (Cost $160,130,325)                                    209,281,721
                                                                          ------------

SHORT-TERM INVESTMENT (0.5%)
    Citibank IIS Money Market Deposit (Cost $1,064,110)       1,064,110      1,064,110
                                                                          ------------

TOTAL INVESTMENTS (100.2%) (Cost $161,194,435(2))                          210,345,831
                                                                          ------------

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                 (315,446)
                                                                          ------------


NET ASSETS (100.0%)                                                       $210,030,385
                                                                          ============

                           INVESTMENT ABBREVIATIONS

                      ADR = American Depository Receipt
--------------------------------------------------------------------------------------
 (1) Non-Income Producing Security.
 (2) Also cost for federal income tax purposes at April 30, 2001.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                 SHARES        VALUE
                                                               ----------  ------------
COMMON STOCKS (97.3%)
AEROSPACE & DEFENSE (3.0%)
    General Dynamics Corp.                                       96,700   $  7,453,636
                                                                          ------------

BANKS & SAVINGS & LOANS (8.0%)
    Bank of America Corp.                                        67,337      3,770,872
    Citigroup, Inc.                                              97,333      4,783,917
    U.S. Bancorp                                                244,937      5,187,766
    Washington Mutual, Inc.                                     127,200      6,351,096
                                                                          ------------
                                                                            20,093,651
                                                                          ------------
CAPITAL EQUIPMENT (1.9%)
    Emerson Electric Co.                                         70,000      4,665,500
                                                                          ------------
CHEMICALS (3.2%)
    Avery-Dennison Corp.                                         84,000      4,709,880
    Rohm & Haas Co.                                              97,000      3,333,890
                                                                          ------------
                                                                             8,043,770
                                                                          ------------
COMMUNICATIONS & MEDIA (6.2%)
    Comcast Corp., Class A(1)                                   111,600      4,900,356
    Tribune Co.                                                 134,200      5,655,188
    Viacom, Inc., Class B(1)                                     95,000      4,945,700
                                                                          ------------
                                                                            15,501,244
                                                                          ------------
COMPUTERS (5.2%)
    Computer Associates International, Inc.                     144,700      4,657,893
    Hewlett-Packard Co.                                         115,400      3,280,822
    International Business Machines Corp.                        17,000      1,957,380
    Unisys Corp.                                                260,000      3,130,400
                                                                          ------------
                                                                            13,026,495
                                                                          ------------
CONGLOMERATES (3.8%)
    United Technologies Corp.                                   121,400      9,478,912
                                                                          ------------
CONSUMER DURABLES (0.8%)
    Leggett & Platt, Inc.                                       107,600      2,088,516
                                                                          ------------
CONSUMER NON-DURABLES (1.4%)
    Avon Products, Inc.                                          84,500      3,576,040
                                                                          ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.9%)
    ALLTEL Corp.                                                 85,800      4,685,538
                                                                          ------------
ELECTRONICS (0.5%)
    Agilent Technologies, Inc.(1)                                35,000      1,365,350
                                                                          ------------
ENERGY (11.0%)
    BP Amoco PLC ADR                                             23,566      1,274,449
    Burlington Resources, Inc.                                  120,000      5,665,200
    Exxon Mobil Corp.                                            62,000      5,493,200
    National Fuel Gas Co.                                        90,000      5,058,000
    New Jersey Resources Corp.                                   13,000        562,770
    Progress Energy, Inc.                                       110,000      4,866,400

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                 SHARES        VALUE
                                                               ----------  ------------
COMMON STOCKS (CONT'D)
ENERGY (CONT'D)
    Texaco, Inc.                                                 64,000   $  4,625,920
                                                                          ------------
                                                                            27,545,939
                                                                          ------------
FINANCIAL SERVICES (8.5%)
    American Express Co.                                         60,000      2,546,400
    American International Group, Inc.                           66,746      5,459,823
    Berkshire Hathaway, Inc., Class A                                55      3,740,000
    Freddie Mac                                                  67,400      4,434,920
    Hartford Financial Services, Inc.                            15,000        931,500
    Household International, Inc.                                66,000      4,225,320
                                                                          ------------
                                                                            21,337,963
                                                                          ------------
FOOD, BEVERAGE & TOBACCO (7.3%)
    General Mills, Inc.                                         154,200      6,077,022
    Heinz (H.J.) Co.                                             88,000      3,445,200
    Philip Morris Cos., Inc.                                     89,000      4,459,790
    Sysco Corp.                                                 151,000      4,246,120
                                                                          ------------
                                                                            18,228,132
                                                                          ------------
GAS UTILITIES (2.6%)
    Enron Corp.                                                  36,200      2,270,464
    WGL Holdings, Inc.                                          150,000      4,290,000
                                                                          ------------
                                                                             6,560,464
                                                                          ------------
HEALTHCARE (2.5%)
    Johnson & Johnson                                            64,000      6,174,720
                                                                          ------------
INDUSTRIAL MFG. & PROCESSING (5.7%)
    Minnesota Mining & Manufacturing Co.                         53,200      6,331,332
    Modine Manufacturing Co.                                    117,000      3,261,960
    Tyco International, Ltd.                                     85,100      4,541,787
                                                                          ------------
                                                                            14,135,079
                                                                          ------------
LEISURE & ENTERTAINMENT (0.9%)
    Cedar Fair LP                                               101,400      2,158,806
                                                                          ------------
MISCELLANEOUS (1.3%)
    San Juan Basin Royalty Trust                                180,000      3,205,800
                                                                          ------------
OIL SERVICES (3.5%)
    Phillips Petroleum Co.                                       78,000      4,648,800
    Transocean Sedco Forex, Inc.                                 75,000      4,071,000
                                                                          ------------
                                                                             8,719,800
                                                                          ------------
PAPER & FOREST PRODUCTS (1.4%)
    Kimberly-Clark Corp.                                         61,000      3,623,400
                                                                          ------------
PHARMACEUTICALS (6.1%)
    Cardinal Health, Inc.                                        80,700      5,439,180
    Merck & Co., Inc.                                            96,600      7,338,702

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                 SHARES        VALUE
                                                               ----------  ------------

COMMON STOCKS (CONT'D)
PHARMACEUTICALS (CONT'D)
    Pharmacia Corp.                                              47,352     $2,474,615
                                                                          ------------
                                                                            15,252,497
                                                                          ------------
RETAIL (6.2%)
    Costco Wholesale Corp.(1)                                   145,000      5,064,850
    Federated Department Stores, Inc.(1)                        103,000      4,426,940
    Safeway, Inc.(1)                                            111,500      6,054,450
                                                                          ------------
                                                                            15,546,240
                                                                          ------------
TELECOMMUNICATIONS & EQUIPMENT (2.6%)
    Verizon Communications, Inc.                                116,300      6,404,641
                                                                          ------------
TRANSPORTATION (1.8%)
    Burlington Northern Santa Fe Corp.                          152,100      4,471,740
                                                                          ------------

TOTAL COMMON STOCKS (Cost $180,862,174)                                    243,343,873
                                                                          ------------

SHORT-TERM INVESTMENT (1.3%)
    Citibank IIS Money Market Deposit (Cost $3,303,617)       3,303,617      3,303,617
                                                                          ------------

TOTAL INVESTMENTS (98.6%) (Cost $184,165,791(2))                           246,647,490


OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)                                 3,471,898
                                                                          ------------

NET ASSETS (100.0%)                                                       $250,119,388
                                                                          ============

                           INVESTMENT ABBREVIATIONS
                      ADR = American Depository Receipt
--------------------------------------------------------------------------------------
(1) Non-Income Producing Security.
(2) Also cost for federal income tax purposes at April 30, 2001.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE II FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS (97.0%)
AEROSPACE & DEFENSE (0.5%)
    Textron, Inc.                                                30,200   $  1,601,204
                                                                          ------------

BANKS & SAVINGS & LOANS (5.9%)
    Citigroup, Inc.                                             102,400      5,032,960
    Comerica, Inc.                                               77,200      3,970,396
    FleetBoston Financial Corp.                                 104,000      3,990,480
    Wells Fargo & Co.                                            97,000      4,556,090
                                                                          ------------
                                                                            17,549,926
                                                                          ------------

BUSINESS SERVICES (1.5%)
    Convergys Corp.(1)                                          123,000      4,489,500
                                                                          ------------

CAPITAL EQUIPMENT (7.7%)
    American Standard Companies, Inc.(1)                        158,400      9,543,600
    Ingersoll-Rand Co.                                          118,900      5,588,300
    ITT Industries, Inc.                                        128,600      5,667,402
    Navistar International Corp.(1)                              84,500      2,180,945
                                                                          ------------
                                                                            22,980,247
                                                                          ------------

CHEMICALS (1.1%)
    Rohm & Haas Co.                                              93,900      3,227,343
                                                                          ------------

COMMUNICATIONS & MEDIA (2.7%)
    Comcast Corp., Class A(1)                                   105,000      4,610,550
    Knight-Ridder, Inc.                                          60,500      3,276,075
                                                                          ------------
                                                                             7,886,625
                                                                          ------------

COMPUTERS (1.9%)
    Compaq Computer Corp.                                       170,400      2,982,000
    Gateway, Inc.(1)                                            144,100      2,737,900
                                                                          ------------
                                                                             5,719,900
                                                                          ------------

CONGLOMERATES (1.1%)
    Harsco Corp.                                                110,300      3,121,490
                                                                          ------------

CONSUMER DURABLES (4.6%)
    Ford Motor Co.                                              165,364      4,874,931
    Lear Corp.(1)                                               140,400      5,054,400
    Visteon Corp.                                               230,784      3,814,859
                                                                          ------------
                                                                            13,744,190
                                                                          ------------

CONSUMER NON-DURABLES (1.1%)
    Clorox Co.                                                  106,500      3,389,895
                                                                          ------------

ELECTRIC UTILITIES (5.0%)
    Allegheny Energy, Inc.                                      123,500      6,318,260
    American Electric Power Co., Inc.                            69,800      3,443,932
    Constellation Energy Group                                  105,900      5,055,666
                                                                          ------------
                                                                            14,817,858
                                                                          ------------

ENERGY (6.1%)
    Anadarko Petroleum Corp.                                     52,390      3,385,442
    BP Amoco PLC ADR                                             68,594      3,709,564

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE II FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS (CONT'D)
ENERGY (CONT'D)
    El Paso Corp.                                                49,800   $  3,426,240
    Exxon Mobil Corp.                                            35,500      3,145,300
    Royal Dutch Petroleum Co. ADR                                74,900      4,458,797
                                                                          ------------
                                                                            18,125,343
                                                                          ------------

FINANCIAL SERVICES (13.9%)
    Allied Capital Corp.                                        259,200      6,031,584
    American General Corp.                                       76,400      3,331,804
    Fannie Mae                                                   79,800      6,404,748
    Hartford Financial Services, Inc.                            48,800      3,030,480
    Household International, Inc.                                45,000      2,880,900
    J.P. Morgan Chase & Co.                                      78,650      3,773,627
    Jefferson-Pilot Corp.                                        55,500      2,589,630
    Lehman Brothers Holdings, Inc.                               61,700      4,488,675
    MBIA, Inc.                                                   96,300      4,607,955
    MGIC Investment Corp.                                        24,500      1,592,255
    Stilwell Financial, Inc.                                     91,400      2,693,558
                                                                          ------------
                                                                            41,425,216
                                                                          ------------

FOOD, BEVERAGE & TOBACCO (6.2%)
    Anheuser-Busch Companies, Inc.                              127,700      5,106,723
    General Mills, Inc.                                         173,600      6,841,576
    Heinz (H.J.) Co.                                             89,100      3,488,265
    Quaker Oats Co.                                              31,400      3,045,800
                                                                          ------------
                                                                            18,482,364
                                                                          ------------

HEALTHCARE (5.4%)
     Abbott Laboratories                                        137,600      6,381,888
     Baxter International, Inc.                                  76,700      6,991,205
     Becton, Dickinson & Co.                                     80,100      2,591,235
                                                                          ------------
                                                                            15,964,328
                                                                          ------------

INDUSTRIAL MFG. & PROCESSING (6.1%)
    Eaton Corp.                                                  46,000      3,386,060
    Johnson Controls, Inc.                                       58,500      4,235,400
    Minnesota Mining & Manufacturing Co.                         40,400      4,808,004
    Tyco International, Ltd.                                    105,100      5,609,187
                                                                          ------------
                                                                            18,038,651
                                                                          ------------

OFFICE EQUIPMENT & SUPPLIES (1.1%)
    Pitney Bowes, Inc.                                           87,200      3,319,704
                                                                          ------------

OIL SERVICES (5.5%)
    Cooper Cameron Corp.(1)                                      48,900      3,083,634
    Pride International, Inc.(1)                                195,700      5,211,491
    Transocean Sedco Forex, Inc.                                149,700      8,125,716
                                                                          ------------
                                                                            16,420,841
                                                                          ------------

PHARMACEUTICALS (3.9%)
    American Home Products Corp.                                 66,100      3,817,275

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE II FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS (CONT'D)
PHARMACEUTICALS (CONT'D)
    Lilly (Eli) & Co.                                            42,900   $  3,646,500
    Pharmacia Corp.                                              79,042      4,130,735
                                                                          ------------
                                                                            11,594,510
                                                                          ------------

PUBLISHING (1.1%)
    Reader's Digest Association, Inc., Class A                  113,000      3,124,450
                                                                          ------------

RETAIL (9.9%)
    Federated Department Stores, Inc.(1)                        149,100      6,408,318
    Intimate Brands, Inc.                                       293,700      4,699,200
    Lowe's Companies, Inc.                                       65,000      4,095,000
    Ross Stores, Inc.                                           223,200      4,905,936
    Safeway, Inc.(1)                                            119,500      6,488,850
    Tiffany & Co.                                                91,900      2,979,398
                                                                          ------------
                                                                            29,576,702
                                                                          ------------

TELECOMMUNICATIONS & EQUIPMENT (3.9%)
    BellSouth Corp.                                              66,600      2,794,536
    SBC Communications, Inc.                                     60,549      2,497,646
    Verizon Communications, Inc.                                 61,900      3,408,833
    WorldCom, Inc.(1)                                           154,100      2,812,325
                                                                          ------------
                                                                            11,513,340
                                                                          ------------

TRANSPORTATION (0.8%)
    Burlington Northern Santa Fe Corp.                           81,200      2,387,280
                                                                          ------------

TOTAL COMMON STOCKS (Cost $235,591,795)                                    288,500,907
                                                                          ------------

PREFERRED STOCK (0.8%)
REAL ESTATE (0.8%)
    Equity Residential Properties, Series G, 7.25%,
    Perpetual Convertible (Callable 09/15/02 @ $25.91)
    (Cost $2,512,171)                                           101,000      2,494,700
                                                                          ------------

SHORT-TERM INVESTMENT (2.2%)
    BBH Grand Cayman U.S. Dollar Time Deposit
    (Cost $6,592,472(2))                                      6,592,472      6,592,472
                                                                          ------------

TOTAL INVESTMENTS (100.0%) (Cost $244,696,439)                             297,588,079

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                   (86,373)
                                                                          ------------

NET ASSETS (100.0%)                                                       $297,501,706
                                                                          ============


                                    INVESTMENT ABBREVIATIONS
                               ADR = American Depository Receipt
------------------------------------------------------------------------------------
 (1) Non-Income Producing Security.
 (2) Cost for federal income tax purposes is $245,038,508.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS (58.0%)
AEROSPACE & DEFENSE (0.8%)
    L-3 Communications Holdings, Inc.(1)                          2,800    $   216,300
                                                                          ------------

BANKS & SAVINGS & LOANS (3.0%)
    Citigroup, Inc.                                               4,500        221,175
    FleetBoston Financial Corp.                                   5,200        199,524
    U.S. Bancorp                                                  7,590        160,756
    Washington Mutual, Inc.                                       1,200         59,916
    Wells Fargo & Co.                                             2,600        122,122
                                                                          ------------
                                                                               763,493
                                                                          ------------

BUSINESS SERVICES (1.1%)
    Convergys Corp.(1)                                            5,500        200,750
    Express Scripts, Inc. Class A(1)                              1,000         84,900
                                                                          ------------
                                                                               285,650
                                                                          ------------

COMMUNICATIONS & MEDIA (6.0%)
    Adelphia Communications Corp., Class A(1)                     4,000        145,440
    AOL Time Warner, Inc.(1)                                      4,500        227,250
    AT&T Corp. - Liberty Media Group, Class A(1)                 22,500        360,000
    Comcast Corp., Class A(1)                                     3,000        131,730
    Fox Entertainment Group, Inc.(1)                              5,000        114,750
    Gemstar-TV Guide International, Inc.(1)                       4,300        178,536
    USA Networks, Inc.(1)                                         7,000        175,350
    Viacom, Inc., Class B(1)                                      3,877        201,837
                                                                          ------------
                                                                             1,534,893
                                                                          ------------

COMPUTERS (4.8%)
    Apple Computers, Inc.                                         7,500        191,175
    BEA Systems, Inc.(1)                                          2,800        114,380
    Gateway, Inc.(1)                                              8,000        152,000
    i2 Technologies, Inc.(1)                                      5,500         95,755
    International Business Machines Corp.                         1,000        115,140
    Microsoft Corp.(1)                                            2,200        149,050
    Oracle Corp.(1)                                              10,000        161,600
    Palm, Inc.(1)                                                 7,700         61,677
    VeriSign, Inc.(1)                                             1,000         51,280
    VERITAS Software Corp.(1)                                     2,400        143,064
                                                                          ------------
                                                                             1,235,121
                                                                          ------------

CONGLOMERATES (1.7%)
    General Electric Co.                                          4,500        218,385
    United Technologies Corp.                                     2,600        203,008
                                                                          ------------
                                                                               421,393
                                                                          ------------

CONSUMER DURABLES (0.8%)
    Gentex Corp.(1)                                               8,000        216,000
                                                                          ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS (CONT'D)
CONSUMER NON-DURABLES (1.8%)
    Colgate-Palmolive Co.                                         1,500   $     83,775
    Mattel, Inc.                                                  6,000         96,900
    Procter & Gamble Co.                                          2,000        120,100
    The Timberland Co.(1)                                         3,300        162,756
                                                                          ------------
                                                                               463,531
                                                                          ------------

ELECTRONICS (3.9%)
    Agere Systems, Inc., Class A(1)                              12,000         84,000
    eFunds Corp.(1)                                              16,600        323,700
    Intel Corp.                                                  10,000        309,100
    Sanmina Corp.(1)                                              6,500        189,475
    Texas Instruments, Inc.                                       2,000         77,400
                                                                          ------------
                                                                               983,675
                                                                          ------------

FINANCIAL SERVICES (6.2%)
    AFLAC, Inc.                                                   7,000        222,600
    Allied Capital Corp.                                          9,600        223,392
    American Express Co.                                          3,400        144,296
    American General Corp.                                        1,500         65,415
    Household International, Inc.                                 1,700        108,834
    J.P. Morgan Chase & Co.                                       6,450        309,471
    MBIA, Inc.                                                    3,000        143,550
    Merrill Lynch & Co., Inc.                                     3,600        222,120
    Reinsurance Group of America, Inc.                            4,400        148,280
                                                                          ------------
                                                                             1,587,958
                                                                          ------------

FOOD, BEVERAGE & TOBACCO (1.1%)
    Anheuser-Busch Companies, Inc.                                4,000        159,960
    General Mills, Inc.                                           3,000        118,230
                                                                          ------------
                                                                               278,190
                                                                          ------------

GAS UTILITIES (0.8%)
    Sempra Energy                                                 7,500        207,525
                                                                          ------------

HEALTHCARE (2.6%)
    Abbott Laboratories                                           4,500        208,710
    Baxter International, Inc.                                      800         72,920
    Becton, Dickinson & Co.                                       4,500        145,575
    Medtronic, Inc.                                               5,100        227,460
                                                                          ------------
                                                                               654,665
                                                                          ------------

INDUSTRIAL MFG. & PROCESSING (1.1%)
    Minnesota Mining & Manufacturing Co.                          1,400        166,614
    SPX Corp.(1)                                                  1,000        112,610
                                                                          ------------
                                                                               279,224
                                                                          ------------

LEISURE & ENTERTAINMENT (1.9%)
    Electronic Arts, Inc.(1)                                      3,000        169,860
    Harley Davidson, Inc.                                         7,000        322,630
                                                                          ------------
                                                                               492,490
                                                                          ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS (CONT'D)
OIL SERVICES (2.5%)
    Conoco, Inc., Class A                                         6,000   $    181,740
    Cooper Cameron Corp.(1)                                       1,800        113,508
    Transocean Sedco Forex, Inc.                                  6,250        339,250
                                                                          ------------
                                                                               634,498
                                                                          ------------

PHARMACEUTICALS (4.8%)
    American Home Products Corp.                                  3,000        173,250
    Genentech, Inc.(1)                                            3,500        183,750
    Pfizer, Inc.                                                  7,025        304,182
    Pharmacia Corp.                                               6,199        323,960
    Schering-Plough Corp.                                         6,000        231,240
                                                                          ------------
                                                                             1,216,382
                                                                          ------------

RETAIL (3.9%)
    Federated Department Stores, Inc.(1)                          3,500        150,430
    Gap, Inc.                                                     7,000        193,970
    Home Depot, Inc.                                              5,200        244,920
    Safeway, Inc.(1)                                              3,700        200,910
    Staples, Inc.(1)                                             12,300        200,121
                                                                          ------------
                                                                               990,351
                                                                          ------------

TELECOMMUNICATIONS & EQUIPMENT (9.2%)
    BellSouth Corp.                                               3,500        146,860
    Cisco Systems, Inc.(1)                                       10,000        169,800
    Comverse Technology, Inc.(1)                                  1,300         89,050
    McLeodUSA, Inc., Class A(1)                                  16,500        146,025
    Microtune, Inc.(1)                                           15,000        180,750
    Nextel Communications, Inc., Class A(1)                       5,000         81,250
    NTL, Inc.(1)                                                  3,500        101,815
    QUALCOMM, Inc.(1)                                             2,400        137,664
    Qwest Communications International, Inc.                      6,410        262,169
    Redback Networks, Inc.(1)                                     8,600        163,744
    Time Warner Telecom, Inc., Class A(1)                         4,700        238,055
    Verizon Communications, Inc.                                  4,000        220,280
    Western Wireless Corp., Class A(1)                            4,400        195,932
    WorldCom, Inc.(1)                                             6,600        120,450
    XO Communications, Inc., Class A(1)                          22,000         86,460
                                                                          ------------
                                                                             2,340,304
                                                                          ------------

TOTAL COMMON STOCKS (Cost $14,259,805)                                      14,801,643
                                                                          ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                                        NUMBER OF
                                                                                          SHARES        VALUE
                                                                                        ---------       -----
PREFERRED STOCK (0.4%)
CONVERTIBLE PREFERRED STOCK (0.4%)
    Prologis Trust, Series C, 8.54%
    (Callable 11/13/26 @ $50.00) (Cost $100,000)                                           2,000    $    90,563
                                                                                                    -----------
FOREIGN COMMON STOCKS (1.5%)
BERMUDA (0.3%)
ELECTRONICS (0.3%)
    Tycom, Ltd. ADR(1)                                                                       6,000         86,940
                                                                                                    -----------
CANADA (0.9%)
COMPUTERS (0.9%)
    Descartes Systems Group, Inc.(1)                                                        12,000        239,040
                                                                                                    -----------
FINLAND (0.3%)
TELECOMMUNICATIONS & EQUIPMENT (0.3%)
    Nokia Oyj ADR                                                                          2,000         68,380
                                                                                                    -----------
TOTAL FOREIGN COMMON STOCKS (Cost $507,980)                                                             394,360
                                                                                                    -----------

                                                             RATINGS(2)
PAR                                                        (S&P/MOODY'S)    MATURITY       RATE%
---                                                        -------------    --------       -----
CORPORATE BONDS (23.6%)
$100,000 Adelphia Communications Corp.                        (B+, B2)      11/15/09       9.375         99,000
  10,000 Adelphia Communications Corp.                        (B+, B2)      10/01/10      10.875         10,600
  20,000 Alamosa PCS Holdings, Inc.
          (Callable 02/15/05 @ $106.438)                     (CCC, Caa1)    02/15/10     12.8753         10,500
  50,000 Allied Waste North America, Inc.                    (BB-, Ba3)     04/01/08       8.875         52,000
 100,000 Allied Waste North America, Inc., Series B           (B+, B2)      08/01/09      10.000        103,875
  80,000 Allstate Corp.                                       (A+, A1)      05/01/05       7.875         85,336
  40,000 American General Corp.                               (AA-, A2)     08/11/10       7.500         42,725
  10,000 American Lawyer Media Holdings, Series B,
          (Callable 12/15/02 @ $106.125)                    (CCC+, Caa1)    12/15/08     12.2503          6,475
  20,000 Ameristar Casinos, Inc.                              (B-, B3)      02/15/09      10.750         20,600
  25,000 AT&T Corp.                                           (A, A2)       03/15/04       5.625         24,690
  35,000 AT&T Corp.                                           (A, A2)       03/15/09       6.000         32,528
  50,000 AT&T Wireless Services, Inc.                        (BBB, Baa2)    03/01/06       7.350         50,675
  10,000 Aztar Corp. (Callable 05/15/03 @ $104.438)          (B+, BA3)      05/15/07       8.875         10,212
 185,000 Bank of America Corp.                                (A, Aa3)      02/15/10       7.800        197,171
  50,000 Bank One Corp.                                       (A, Aa3)      02/01/06       6.500         50,864
  30,000 Bank United Corp.                                   (BBB, Baa1)    05/01/07       8.875         33,220
  65,000 Barclays Bank PLC                                   (AA-, Aa3)     12/15/09       7.400         68,122
  40,000 Bear Stearns Co., Inc.                               (A, A2)       05/01/06       6.500         40,117
  10,000 Boyd Gaming Corp. (Callable 07/15/02 @ $104.75)      (B+, B1)      07/15/07       9.500          9,650
  55,000 Calpine Corp.                                       (BB+, Ba1)     02/15/11       8.500         54,847
  10,000 Century Communications Corp.                         (B+, B2)      01/15/07       8.875          9,575
  10,000 Charter Communications Holdings, Capital Corp.       (B+, B2)      10/01/09      10.750         10,850
  20,000 Charter Communications Holdings Capital Corp.
          (Callable 01/15/06 @ $105.563)                      (B+, B2)      01/15/11      11.125         21,725

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                               RATINGS(2)
                   PAR                                                        (S&P/MOODY'S)    MATURITY       RATE%        VALUE
                   ---                                                        -------------    --------       -----        -----
                   CORPORATE BONDS (CONT'D)
                   $ 95,000 Chase Manhattan Corp.                                (A+, A1)      06/15/10       7.875       $103,016
                     15,000 Chesapeake Energy Corp.
                             (Callable 04/01/06 @ $104.063)                      (B+, B2)      04/01/11       8.125         14,644
                     35,000 Cilcorp, Inc.                                       (BB+, Baa2)    10/15/29       9.375         38,435
                     60,000 Citigroup, Inc.                                      (A+, Aa3)     10/01/10       7.250         62,456
                     40,000 Citigroup, Inc.                                      (AA-, Aa2)    01/18/11       6.500         39,826
                     50,000 CMS Energy Corp.                                     (BB, Ba3)     04/15/11       8.500         49,776
                     10,000 Coaxial LLC (Callable 08/15/03 @ $106.4375)         (CCC+, Caa1)   08/15/08     12.875(3)        7,450
                     50,000 Comcast Cable Communications, Inc.                  (BBB, Baa2)    01/30/11       6.750         49,191
                     50,000 Conoco, Inc.                                          (A-, A3)     04/15/04       5.900         50,767
                     65,000 Consolidated Natural Gas Co.                        (BBB+, A2)     04/15/11       6.850         64,484
                     95,000 Cox Communications, Inc.                            (BBB, Baa2)    11/01/10       7.750         99,400
                     30,000 CSC Holdings, Inc.                                  (BB+, Ba1)     12/15/07       7.875         30,309
                     60,000 CSC Holdings, Inc.,                                 (BB+, Ba1)     04/01/11       7.625         58,302
                    100,000 DaimlerChrysler NA Holdings Corp.                    (A-, A3)      01/18/06       7.250        102,811
                    100,000 DaimlerChrysler NA Holdings Corp.                    (A-, A3)      01/18/11       7.750        102,633
                     80,000 Delhaize America, Inc. (Callable @ make
                             whole +30BP)                                      (BBB-, Baa3)    04/15/06       7.375         80,999
                     75,000 Dominion Resources, Inc.                           (BBB+, Baa1)    01/31/03       6.000         75,491
                     85,000 Dominion Resources, Inc.                           (BBB+, Baa1)    06/15/10       8.125         91,396
                    100,000 Duke Capital Corp.                                    (A, A3)      10/01/04       7.250        104,262
                     55,000 Duke Energy Field Services LLC                      (BBB, Baa2)    08/16/05       7.500         57,190
                     50,000 Duke Energy Field Services LLC                      (BBB, Baa2)    08/16/10       7.875         52,963
                    200,000 El Paso Energy Corp.                                (BBB, Baa2)    05/15/09       6.750        196,753
                     55,000 Enron Corp.                                        (BBB+, Baa1)    06/15/03       7.875         57,420
                     35,000 Enterprise Products Partners LP                     (BBB, Baa3)    02/01/11       7.500         35,007
                     35,000 EOP Operating LP                                   (BBB+, Baa1)    06/15/04       6.500         35,308
                    260,000 First Union Corp. (Callable 04/15/08 @ $100.00,
                             Putable 04/15/08 @ $100.00)                         (A-, A2)      04/15/28       6.300        248,676
                      9,369 Fitzgeralds Gaming Corp., Series B                  (NR, Caa3)     12/15/04      12.250          5,680
                     10,000 Fleming Companies, Inc.
                             (Callable 04/01/05 @ $105.06)                      (B+, Ba3)      04/01/08      10.125         10,475
                    245,000 Ford Motor Credit Co.                                 (A, A2)      02/01/11       7.375        251,457
                     10,000 Four M Corp., Series B (Callable 06/01/01 @ $106)     (B, B3)      06/01/06      12.000          9,750
                    125,000 FPL Group Capital, Inc.                              (A+, A2)      09/15/06       7.625        132,663
                     10,000 Frontiervision Holdings LP
                             (Callable 09/15/01 @ $107.917)                     (B+, B2)       09/15/07     11.875(3)       10,200
                     10,000 GE Global Insurance                                 (AA, Aa1)      06/15/10       7.500         10,655
                    160,000 General Motors Acceptance Corp.                      (A, A2)       01/15/06       6.750        161,869
                     90,000 Goldman Sachs Group, Inc., Series EMTN               (A+, A1)      01/28/10       7.800         94,972
                     15,000 Intermedia Communications, Inc.
                             (Callable 05/15/01 @ $106.25)                        (B, B2)      05/15/06     12.500(3)       14,100
                     25,000 Intermedia Communications, Inc., Series B,
                             (Callable 7/15/02 @ $105.625)                        (B, B2)      07/15/07     11.250(3)       20,688
                     10,000 Intermedia Communications, Inc., Series B
                             (Callable 11/01/02 @ $104.44)                        (B, B2)      11/01/07       8.875          9,350

             See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                             RATINGS(2)
PAR                                                        (S&P/MOODY'S)    MATURITY       RATE%        VALUE
---                                                        -------------    --------       -----       -------
CORPORATE BONDS (CONT'D)
$ 10,000 Intermedia Communications, Inc., Series B
          (Callable 06/01/03 @ $104.30)                        (B, B2)      06/01/08       8.600    $     9,350
  10,000 Intrawest Corp. (Callable 02/01/05 @ $105.25)        (B+, B1)      02/01/10      10.500         10,300
  25,000 ITT Corp.                                           (BBB-, Ba1)    11/15/05       6.750         24,358
 105,000 John Hancock Global Funding II                      (AA+, Aa2)     07/02/10       7.900        113,900
  55,000 Kellogg Co.                                         (BBB, Baa2)    04/01/06       6.000         54,581
  80,000 Lehman Brothers Holdings, Inc.                       (A, A2)       01/15/05       7.750         83,468
 105,000 Lehman Brothers Holdings, Inc.                       (A, A2)       02/01/08       7.000        106,002
 100,000 Level 3 Communications, Inc.                         (B, B3)       05/01/08       9.125         65,000
  10,000 Levi Strauss & Co.                                  (BB-, Ba3)     11/01/06       7.000          8,625
 160,000 Lowe's Companies, Inc.                               (A, A2)       05/15/37       7.110        165,486
  80,000 MGM Mirage, Inc.                                    (BB+, Ba2)     06/01/07       9.750         86,000
  45,000 Morgan Stanley Dean Witter & Co.                    (AA-, Aa3)     06/15/05       7.750         47,680
 140,000 National City Corp.                                  (A-, A2)      02/01/09       5.750        131,518
  10,000 NBTY, Inc., Series B                                 (B+, B1)      09/15/07       8.625          9,050
  25,000 Nextel Communications, Inc.
          (Callable 11/15/04 @ $104.688)                      (B-, B1)      11/15/09       9.375         20,750
  30,000 Norfolk Southern Corp.                              (BBB, Baa1)    02/15/04       7.875         31,610
  90,000 Park Place Entertainment, Corp.                     (BB+, Ba2)     12/15/05       7.875         90,675
  25,000 Phillips Petroleum                                  (BBB, Baa2)    05/25/10       8.750         28,469
 150,000 Potomac Electric Power Co.
          (Callable 05/15/02) @ $103.21)                       (A, A1)      05/15/27       8.500        154,052
  30,000 Progress Energy, Inc.                               (BBB, Baa1)    03/01/06       6.750         30,651
  35,000 PSEG Power LLC                                      (BBB, Baa1)    04/15/06       6.875         34,935
  55,000 Raytheon Co.                                        (BBB-, Baa3)   03/01/03       7.900         56,582
 200,000 Safeway, Inc. (Callable @ Make Whole + 12.58P)      (BBB, Baa2)    09/15/04       7.250        208,079
  20,000 SBA Communications Corp.                              (B-, NR)     02/01/09      10.250         19,900
  10,000 Simmons Co.                                           (B-, B3)     03/15/09      10.250          9,800
  10,000 Sovereign Bancorp, Inc.                             (BB+, Ba3)     11/15/06      10.500         10,800
  60,000 Sprint Capital Corp.                                (BBB+, Baa1)   11/15/01       6.500         60,524
  95,000 Suntrust Banks, Inc.                                  (A, A2)      05/01/10       7.750        100,899
  55,000 Tricon Global Restaurants, Inc.                      (BB, Ba1)     04/15/11       8.875         54,863
 125,000 Verizon Global Funding Corp.                         (A+, A1)      12/01/05       6.750        128,573
  30,000 Visteon Corp.                                       (BBB, Baa2)    08/01/10       8.250         31,451
  50,000 Voicestream Wireless Corp.                           (B-, B2)      11/15/09      10.375         57,250
  60,000 Wells Fargo & Co.                                    (A+, Aa2)     06/21/10       7.550         64,222
  10,000 Werner Holdings Co., Inc., Series A                  (B-, B2)      11/15/07      10.000          9,600
 135,000 WorldCom, Inc.                                       (BBB+, A3)    05/15/06       8.000        138,859
  30,000 Worldcom, Inc.                                       (BBB+, A3)    05/15/10       8.250         30,883
  50,000 XO Communications, Inc.
          (Callable 06/01/04 @ $106.125)                       (B, B2)      06/01/09     12.250(3)       14,750
  30,000 XO Communications, Inc.
          (Callable 12/01/04 @ $105.25)                        (B, B2)      12/01/09      10.500         14,550
  10,000 YankeeNets LLC                                        (B-, B1)     03/01/07      12.750         10,250

             See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                                RATINGS(2)
                      PAR                                                     (S&P/MOODY'S)    MATURITY       RATE%         VALUE
                      ---                                                     -------------    --------       -----         -----
                      CORPORATE BONDS (CONT'D) $10,000 Young Broadcasting, Inc.
                             (Callable 03/01/09 @ $105.00)                       (B, B2)       03/01/11      10.000    $     9,700
                      10,000 Dobson Communications Corp.
                             (Callable 07/01/05 @ $105.438)                      (B, B3)       07/01/10      10.875         10,200
                                                                                                                       -----------
                     TOTAL CORPORATE BONDS (Cost $6,019,789)                                                             6,034,376
                     FOREIGN BONDS (2.3%)                                                                              -----------
                     10,413 Hidroelectrica Piedra del Aguila SA, Series QP       (NA, NA)      06/30/09       8.250          5,545
                     30,000 Republic of Argentina                                (NA, NA)      05/21/03      11.750         27,390
                     26,000 Republic of Argentina (Callable 09/29/01 @ $100.00)  (BB-, B1)     03/31/05       5.625         20,944
                     24,750 Republic of Argentina                                (B+, B2)      02/21/12      12.375         20,394
                     35,000 Republic of Argentina, Series L                      (BB, B1)      03/31/23       7.625         23,975
                     47,059 Federal Republic of Brazil
                             (Callable 10/17/01 @ $100.00)                       (B+, B1)      04/15/09       5.500         38,647
                     92,356 Republic of Brazil (Callable 10/15/01 @ $100.00)     (B+, B1)      04/15/14       8.000         69,613
                     35,000 Government of Bulgaria, Series A                     (NA, B2)      07/28/24       6.313         25,856
                     45,000 National Republic of Bulgaria, Series A FLIRB        (B+, B2)      07/28/12       3.000         34,088
                     30,000 Gulf Canada Resources, Ltd.                        (BBB-, Baa3)    01/15/11       7.125         29,832
                     90,000 Monumental Global Funding                           (AA+, Aa3)     01/19/06       6.050         89,880
                     70,000 France Telecom                                       (A-, A3)      03/01/06       7.200         71,582
                      5,000 Telefonica Europe BV                                 (A+, A2)      09/15/10       7.750          5,168
                     41,667 Republic of Philippines, Series B                   (BB+, Ba1)     06/01/08       7.500         36,875
                     40,000 Russian Ministry of Finance, Series VI, Debentures  (CCC+, B3)     05/14/06       3.000         21,225
                     60,000 Global Crossing Holdings, Ltd.
                             (Callable 11/01/04 @ $104.75)                      (BB, Ba2)      11/15/09       9.500         56,100
                                                                                                                       -----------
                   TOTAL FOREIGN BONDS (Cost $593,293)                                                                     577,114
                                                                                                                       -----------
                   MORTGAGE-BACKED SECURITIES (11.6%)
                     70,000 Advanta Mortgage Loan Trust                         (NA, NA)       12/25/20       8.370         73,578
                    105,000 American Express Masters Trust, Series 2000,
                             Class A                                           (AAA, Aaa)      09/17/07       7.200        111,157
                    360,217 Amresco Commercial Mortgage Funding,
                             Series 1997-C1, Class A1                          (AAA, Aaa)      06/17/29       6.730        369,227
                    170,000 California Infrastructure PG&E, Series 1997-1,
                             Class A7 (Callable 09/25/06 @ $100.00)             (AAA, Aaa)     09/25/08       6.420        173,687
                    200,000 Chase Credit Card Master Trust, Series 2000-2,
                             Class A                                            (AAA, Aaa)     07/15/05       6.810        200,136
                    200,000 Commonwealth Edison Transitional Funding
                             Trust, Series 1998-1, Class A6                     (AAA, Aaa)     06/25/09       5.630        198,101
                    210,000 Fannie Mae                                          (AAA, Aaa)     01/15/10       7.250        227,968
                      2,241 Ginnie Mae Pool #002217X                            (AAA, Aaa)     08/15/03       6.500          2,224
                    300,000 MBNA Master Credit Card Trust, Series 1997-I,
                             Class A                                            (AAA, Aaa)     01/15/07       6.550        310,827
                    200,000 MBNA Master Credit Card Trust, Series 97-J,
                             Class A                                            (AAA, Aaa)     02/15/07       6.830        200,136

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                             RATINGS(2)
PAR                                                        (S&P/MOODY'S)    MATURITY       RATE%         VALUE
---                                                        -------------    --------       -----       --------

MORTGAGE-BACKED SECURITIES (CONT'D)
$720,000 Mellon Residential Funding                          (AAA, Aaa)     10/25/28       5.610    $   723,431
 248,756 Morgan Stanley Mortgage Trust, Series 40, Class 8   (AAA, Aaa)     07/20/21       7.000        251,669
 115,000 Standard Credit Card Master Trust, Series A         (AAA, Aaa)     04/07/08       7.250        121,897
                                                                                                    -----------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,948,117)                                                    2,964,038
                                                                                                    -----------
U.S. TREASURY OBLIGATION (0.1%)
  30,000 U.S. Treasury Notes (Cost $29,249)                  (AAA, Aaa)     02/15/11       5.000         29,250
                                                                                                    -----------

                                                                                        NUMBER OF
                                                                                         SHARES
                                                                                        ---------
SHORT-TERM INVESTMENT (2.1%)
    State Street Bank and Trust Co. Euro Time
      Deposit (Cost $544,000)                                                            544,000        544,000
                                                                                                    -----------
TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $25,002,233(4))                                               25,435,344

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)                                                             96,996
                                                                                                    -----------
NET ASSETS (100.0%)                                                                                 $25,532,340
                                                                                                    ===========

(1) Non-Income Producing Security.
(2) Credit Ratings by Moody's Investor Services Inc. and Standard & Poors Ratings Group are unaudited.
(3) Step Bond-- The interest rate as of April 30, 2001 is 0% and will reset to interest rate shown at a future date.
(4) Also cost for federal income tax purposes at April 30, 2001.

               See Accompanying Notes to Financial Statements.

                      This page intentionally left blank

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)

                                                                                            CAPITAL
                                                                                        APPRECIATION FUND
                                                                                        -----------------
ASSETS
    Investments at value (Cost $1,285,194,515, $161,194,435, $184,165,791, $244,696,439
      and $25,002,233, respectively)                                                    $1,365,874,599
    Foreign currency (Cost - $0, $0, $0, $0 and $9 respectively)                                     0
    Receivable for investments sold                                                          1,114,445
    Dividend, interest and reclaim receivable                                                  323,846
    Receivable from investment adviser                                                               0
    Receivable for fund shares sold                                                            684,762
    Prepaid expenses and other assets                                                           74,194
                                                                                        --------------
      Total Assets                                                                       1,368,071,846
                                                                                        --------------

LIABILITIES
    Advisory fee payable                                                                       741,024
    Administrative fee payable                                                                 180,433
    Directors fee payable                                                                        6,825
    Payable for investments purchased                                                        6,155,728
    Payable for fund shares redeemed                                                            10,000
    Accrued expenses payable                                                                   340,076
    Other liabilities                                                                                0
                                                                                        --------------
      Total Liabilities                                                                      7,434,086
                                                                                        --------------
NET ASSETS
    Capital stock, $0.001 par value                                                             63,434
    Paid-in capital                                                                      1,303,332,418
    Accumulated undistributed net investment income/(loss)                                     380,238
    Accumulated net realized gain/(loss) from investments                                  (23,818,414)
    Net unrealized appreciation from investments                                            80,680,084
                                                                                        --------------
      Net Assets                                                                        $1,360,637,760
                                                                                        ==============

COMMON SHARES
    Net assets                                                                          $1,327,927,409
                                                                                        --------------
    Shares outstanding                                                                      61,972,315
                                                                                        --------------
    Net asset value, offering price and redemption price per share                        $      21.43
                                                                                        ==============

ADVISOR SHARES
    Net assets                                                                            $ 32,710,351
                                                                                        --------------
    Shares outstanding                                                                       1,561,636
                                                                                        --------------
    Net asset value, offering price and redemption price per share                        $      20.95
                                                                                        ==============

A SHARES
    Net assets                                                                                     N/A
                                                                                        --------------
    Shares outstanding                                                                             N/A
                                                                                        --------------
    Net asset value, offering price and redemption price per share                                 N/A
                                                                                        ==============
    Maximum offering price per share (net asset value plus maximum sales charge)                   N/A
                                                                                        ==============

B SHARES
    Net assets                                                                                     N/A
                                                                                        --------------
    Shares outstanding                                                                             N/A
                                                                                        --------------
    Net asset value, offering price and redemption price per share                                 N/A
                                                                                        ==============

C SHARES
    Net assets                                                                                     N/A
                                                                                        --------------
    Shares outstanding                                                                             N/A
                                                                                        --------------
    Net asset value, offering price and redemption price per share                                 N/A
                                                                                        ==============

D SHARES
    Net assets                                                                                     N/A
                                                                                        --------------
    Shares outstanding                                                                             N/A
                                                                                        --------------
    Net asset value, offering price and redemption price per share                                 N/A
                                                                                        ==============

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)


                                                                                        BLUE CHIP FUND  VALUE FUND
                                                                                        --------------  ----------
ASSETS
    Investments at value (Cost $1,285,194,515, $161,194,435, $184,165,791, $244,696,439
      and $25,002,233, respectively)                                                    $210,345,831    $246,647,490
    Foreign currency (Cost - $0, $0, $0, $0 and $9 respectively)                                   0               0
    Receivable for investments sold                                                                0       4,348,055
    Dividend, interest and reclaim receivable                                                160,120         390,414
    Receivable from investment adviser                                                         1,765               0
    Receivable for fund shares sold                                                          173,407          82,953
    Prepaid expenses and other assets                                                          2,659           2,281
                                                                                        ------------    ------------
      Total Assets                                                                       210,683,782     251,471,193
                                                                                        ------------    ------------

LIABILITIES
    Advisory fee payable                                                                      99,186          86,475
    Administrative fee payable                                                                16,464          26,897
    Directors fee payable                                                                      6,825           6,825
    Payable for investments purchased                                                              0         879,652
    Payable for fund shares redeemed                                                         339,666         111,888
    Accrued expenses payable                                                                 191,256         240,068
    Other liabilities                                                                              0               0
                                                                                        ------------    ------------
      Total Liabilities                                                                      653,397       1,351,805
                                                                                        ------------    ------------
NET ASSETS
    Capital stock, $0.001 par value                                                           11,432          11,046
    Paid-in capital                                                                      159,111,769     166,851,827
    Accumulated undistributed net investment income/(loss)                                  (164,773)      1,346,903
    Accumulated net realized gain/(loss) from investments                                  1,920,561      19,427,913
    Net unrealized appreciation from investments                                          49,151,396      62,481,699
                                                                                        ------------    ------------
      Net Assets                                                                        $210,030,385    $250,119,388
                                                                                        ============    ============

COMMON SHARES
    Net assets                                                                           $ 1,518,622    $  2,272,615
                                                                                        ------------    ------------
    Shares outstanding                                                                        82,024         100,265
                                                                                        ------------    ------------
    Net asset value, offering price and redemption price per share                            $18.51    $      22.67
                                                                                        ============    ============

ADVISOR SHARES
    Net assets                                                                                   N/A             N/A
                                                                                        ------------    ------------
    Shares outstanding                                                                           N/A             N/A
                                                                                        ------------    ------------
    Net asset value, offering price and redemption price per share                               N/A             N/A
                                                                                        ============    ============

A SHARES
    Net assets                                                                          $133,476,188    $158,459,733
                                                                                        ------------    ------------
    Shares outstanding                                                                     7,200,202       6,988,790
                                                                                        ------------    ------------
    Net asset value, offering price and redemption price per share                        $    18.54    $      22.67
                                                                                        ============    ============
    Maximum offering price per share (net asset value plus maximum sales charge)          $    19.67    $      24.05
                                                                                        ============    ============

B SHARES
    Net assets                                                                          $ 45,353,700    $ 39,703,345
                                                                                        ------------    ------------
    Shares outstanding                                                                     2,544,170       1,767,246
                                                                                        ------------    ------------
    Net asset value, offering price and redemption price per share                        $    17.83    $      22.47
                                                                                        ============    ============

C SHARES
    Net assets                                                                            $4,706,257    $  1,008,198
                                                                                        ------------    ------------
    Shares outstanding                                                                       264,065          44,995
                                                                                        ------------    ------------
    Net asset value, offering price and redemption price per share                        $    17.82    $      22.41
                                                                                        ============    ============

D SHARES
    Net assets                                                                          $ 24,975,618    $ 48,675,497
                                                                                        ------------    ------------
    Shares outstanding                                                                     1,341,716       2,145,152
                                                                                        ------------    ------------
    Net asset value, offering price and redemption price per share                        $    18.61    $      22.69
                                                                                        ============    ============
                                                                                        VALUE II FUND    BALANCED FUND
                                                                                        -------------    -------------
ASSETS
    Investments at value (Cost $1,285,194,515, $161,194,435, $184,165,791, $244,696,439
      and $25,002,233, respectively)                                                     $297,588,079     $ 25,435,344
    Foreign currency (Cost - $0, $0, $0, $0 and $9 respectively)                                    0                8
    Receivable for investments sold                                                                 0          612,945
    Dividend, interest and reclaim receivable                                                 297,114          168,050
    Receivable from investment adviser                                                              0                0
    Receivable for fund shares sold                                                            25,667           97,078
    Prepaid expenses and other assets                                                          54,027           22,415
                                                                                         ------------     ------------
      Total Assets                                                                        297,964,887       26,335,840
                                                                                         ------------     ------------

LIABILITIES
    Advisory fee payable                                                                      179,286            4,541
    Administrative fee payable                                                                 44,290            6,136
    Directors fee payable                                                                       6,825            6,825
    Payable for investments purchased                                                               0          751,029
    Payable for fund shares redeemed                                                                0                0
    Accrued expenses payable                                                                  232,780           33,345
    Other liabilities                                                                               0            1,624
                                                                                         ------------     ------------
      Total Liabilities                                                                       463,181          803,500
                                                                                         ------------     ------------
NET ASSETS
    Capital stock, $0.001 par value                                                            19,050            2,314
    Paid-in capital                                                                       230,013,234       24,436,862
    Accumulated undistributed net investment income/(loss)                                    134,731           56,794
    Accumulated net realized gain/(loss) from investments                                  15,091,344          603,314
    Net unrealized appreciation from investments                                           52,243,347          433,056
                                                                                         ------------     ------------
      Net Assets                                                                         $297,501,706      $25,532,340
                                                                                         ============     ============

COMMON SHARES
    Net assets                                                                           $256,224,795      $25,470,847
                                                                                         ------------     ------------
    Shares outstanding                                                                     18,165,336        2,308,204
                                                                                         ------------     ------------
    Net asset value, offering price and redemption price per share                        $     14.11        $   11.03
                                                                                         ============     ============

ADVISOR SHARES
    Net assets                                                                            $41,276,911        $  61,493
                                                                                         ------------     ------------
    Shares outstanding                                                                      2,926,016            5,578
                                                                                         ------------     ------------
    Net asset value, offering price and redemption price per share                        $     14.11     $      11.02
                                                                                         ============     ============

A SHARES
    Net assets                                                                                    N/A              N/A
                                                                                         ------------     ------------
    Shares outstanding                                                                            N/A              N/A
                                                                                         ------------     ------------
    Net asset value, offering price and redemption price per share                                N/A              N/A
                                                                                         ============     ============
    Maximum offering price per share (net asset value plus maximum sales charge)                  N/A              N/A
                                                                                         ============     ============

B SHARES
    Net assets                                                                                    N/A              N/A
                                                                                         ------------     ------------
    Shares outstanding                                                                            N/A              N/A
                                                                                         ------------     ------------
    Net asset value, offering price and redemption price per share                                N/A              N/A
                                                                                         ============     ============

C SHARES
    Net assets                                                                                    N/A              N/A
                                                                                         ------------     ------------
    Shares outstanding                                                                            N/A              N/A
                                                                                         ------------     ------------
    Net asset value, offering price and redemption price per share                                N/A              N/A
                                                                                         ============     ============

D SHARES
    Net assets                                                                                    N/A              N/A
                                                                                         ------------     ------------
    Shares outstanding                                                                            N/A              N/A
                                                                                         ------------     ------------
    Net asset value, offering price and redemption price per share                                N/A              N/A
                                                                                         ============     ============


                See Accompanying Notes to Financial Statements.
                                       33

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2001 (Unaudited)

                                                                                  CAPITAL
                                                                              APPRECIATION FUND
                                                                              -----------------
INVESTMENT INCOME:
    Dividends                                                                   $   4,391,908
    Interest                                                                        2,966,259
    Foreign taxes withheld                                                            (24,672)
                                                                                -------------
      Total investment income                                                       7,333,495
                                                                                -------------
EXPENSES:
    Investment advisory fees                                                        5,045,879
    Administrative services fees                                                    1,287,417
    Transfer agent fees                                                               245,412
    Printing fees                                                                     105,708
    Custodian fees                                                                     86,332
    Shareholder servicing/distribution fees                                            78,838
    Registration fees                                                                  62,433
    Legal fees                                                                         34,816
    Audit fees                                                                         16,690
    Insurance expense                                                                  11,494
    Directors/Trustees fees                                                             7,093
    Interest expense                                                                    5,693
    Miscellaneous fees                                                                 15,992
                                                                                -------------
                                                                                    7,003,797
    Less: fees waived and transfer agent offsets                                      (50,539)
                                                                                -------------
      Total expenses                                                                6,953,258
                                                                                -------------
      Net investment income (loss)                                                    380,237
                                                                                -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
    Net realized gain (loss) from investments and foreign currency transactions   (19,971,031)
    Net change in unrealized appreciation (depreciation) from investments        (279,730,467)
                                                                                -------------
    Net realized and unrealized gain (loss) from investments                     (299,701,498)
                                                                                -------------
    Net increase (decrease) in net assets resulting from operations             $(299,321,261)
                                                                                =============


                                                                              BLUE CHIP FUND   VALUE FUND   VALUE II FUND
                                                                              --------------   -----------  -------------
INVESTMENT INCOME:
    Dividends                                                                 $    1,069,721   $ 2,356,169   $ 2,290,799
    Interest                                                                         117,157       170,841       440,640
    Foreign taxes withheld                                                                 0             0        (5,232)
                                                                              --------------   -----------   -----------
      Total investment income                                                      1,186,878     2,527,010     2,726,207
                                                                              --------------   -----------   -----------
EXPENSES:
    Investment advisory fees                                                         666,066       705,721     1,087,636
    Administrative services fees                                                      89,565       105,148       274,092
    Transfer agent fees                                                               80,591       115,519       121,881
    Printing fees                                                                     13,371        12,107        24,712
    Custodian fees                                                                    45,064        33,098        20,767
    Shareholder servicing/distribution fees                                          429,464       397,138       101,112
    Registration fees                                                                 32,421        38,707        25,787
    Legal fees                                                                        14,333         6,906        11,433
    Audit fees                                                                        12,246         9,668        14,945
    Insurance expense                                                                      0             0         4,711
    Directors/Trustees fees                                                            8,536         2,587         7,491
    Interest expense                                                                       0             0         4,976
    Miscellaneous fees                                                                25,931        33,575         6,993
                                                                              --------------   -----------   -----------
                                                                                   1,417,588     1,460,174     1,706,536
    Less: fees waived and transfer agent offsets                                     (65,937)      (91,440)      (10,271)
                                                                              --------------   -----------   -----------
      Total expenses                                                               1,351,651     1,368,734     1,696,265
                                                                              --------------   -----------   -----------
      Net investment income (loss)                                                  (164,773)    1,158,276     1,029,942
                                                                              --------------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
    Net realized gain (loss) from investments and foreign currency transaction     2,008,555    19,929,235    15,595,534
    Net change in unrealized appreciation (depreciation) from investments        (36,134,602)  (17,770,942)      800,302
                                                                              --------------   -----------   -----------
    Net realized and unrealized gain (loss) from investments                     (34,126,047)    2,158,293    16,395,836
                                                                              --------------   -----------   -----------
    Net increase (decrease) in net assets resulting from operations           $  (34,290,820)  $ 3,316,569   $17,425,778
                                                                              ==============   ===========   ===========

                                                                                BALANCED FUND
                                                                                -------------
INVESTMENT INCOME:
    Dividends                                                                   $      78,997
    Interest                                                                          375,936
    Foreign taxes withheld                                                               (453)
                                                                                -------------
      Total investment income                                                         454,480
                                                                                -------------
EXPENSES:
    Investment advisory fees                                                          112,905
    Administrative services fees                                                       28,046
    Transfer agent fees                                                                15,066
    Printing fees                                                                       7,487
    Custodian fees                                                                      5,445
    Shareholder servicing/distribution fees                                            31,436
    Registration fees                                                                  21,561
    Legal fees                                                                          5,948
    Audit fees                                                                          7,200
    Insurance expense                                                                   1,626
    Directors/Trustees fees                                                             7,550
    Interest expense                                                                      254
    Miscellaneous fees                                                                  1,874
                                                                                -------------
                                                                                      246,398
    Less: fees waived and transfer agent offsets                                      (76,967)
                                                                                -------------
      Total expenses                                                                  169,431
                                                                                -------------
      Net investment income (loss)                                                    285,049
                                                                                -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
    Net realized gain (loss) from investments and foreign currency transaction        604,253
    Net change in unrealized appreciation (depreciation) from investments          (1,131,060)
                                                                                -------------
    Net realized and unrealized gain (loss) from investments                         (526,807)
                                                                                -------------
    Net increase (decrease) in net assets resulting from operations             $    (241,758)
                                                                                =============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                CAPITAL APPRECIATION FUND
                                                          -----------------------------------
                                                              FOR THE
                                                             SIX MONTHS            FOR THE
                                                                ENDED             YEAR ENDED
                                                           APRIL 30, 2001         OCTOBER 31,
                                                            (UNAUDITED)              2000
                                                          ---------------         -----------
FROM OPERATIONS:
  Net investment income (loss)                            $      380,237      $    (2,888,782)
  Net realized gain (loss) from investments and
   foreign currency transactions                             (19,971,031)         237,925,562
  Net change in unrealized appreciation
   (depreciation) from investments                          (279,730,467)          74,622,990
                                                          --------------      ---------------
    Net increase (decrease) in net assets resulting
     from operations                                        (299,321,261)         309,659,770
                                                          --------------      ---------------
FROM DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income:
    Common Class shares                                                0                    0
    Advisor Class shares                                               0                    0
    Class A shares                                                     0                    0
    Class B shares                                                     0                    0
    Class C shares                                                     0                    0
    Class D shares                                                     0                    0
  Distributions from net realized gains:
    Common Class shares                                     (232,592,867)        (114,581,024)
    Advisor Class shares                                      (4,525,794)          (2,730,915)
    Class A shares                                                     0                    0
    Class B shares                                                     0                    0
    Class C shares                                                     0                    0
    Class D shares                                                     0                    0
                                                          --------------       --------------
    Net decrease in net assets from dividends
     and distributions                                      (237,118,661)        (117,311,939)
                                                          --------------      --------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                               259,331,403          771,966,396
  Reinvestment of dividends and distributions                229,020,681          106,986,590
  Net asset value of shares redeemed                        (243,478,968)        (454,064,808)
                                                          --------------       --------------
    Net increase(decrease) in net assets from
     capital share transactions                              244,873,116          424,888,176
                                                          --------------       --------------
  Net increase(decrease) in net assets                      (291,566,806)         617,236,609
NET ASSETS:
  Beginning of period                                      1,652,204,566        1,034,968,557
                                                          --------------       --------------
  End of period                                           $1,360,637,760       $1,652,204,566
                                                          ==============       ==============
  Undistributed Net Investment Income (Loss):             $      380,238       $            0
                                                          ==============       ==============

                                                                  BLUE CHIP FUND                      VALUE FUND
                                                          -----------------------------     --------------------------------
                                                             FOR THE                           FOR THE
                                                            SIX MONTHS       FOR THE          SIX MONTHS          FOR THE
                                                               ENDED        YEAR ENDED          ENDED           YEAR ENDED
                                                          APRIL 30, 2001    OCTOBER 31,     APRIL 30, 2001      OCTOBER 31,
                                                            (UNAUDITED)         2000          (UNAUDITED)          2000
                                                          --------------    -----------     ---------------     ------------
FROM OPERATIONS:
  Net investment income (loss)                            $   (164,773)     $   (683,410)     $  1,158,276      $  1,610,113
  Net realized gain (loss) from investments and
   foreign currency transactions                             2,008,555        10,093,654        19,929,235        21,677,713
  Net change in unrealized appreciation
   (depreciation) from investments                         (36,134,602)       16,397,007       (17,770,942)       (3,306,323)
                                                          ------------      ------------      ------------      ------------
    Net increase (decrease) in net assets resulting
     from operations                                       (34,290,820)       25,807,251         3,316,569        19,981,503
                                                          ------------      ------------      ------------      ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income:
    Common Class shares                                              0                 0            (1,724)             (118)
    Advisor Class shares                                             0                 0                 0                 0
    Class A shares                                                   0                 0          (693,929)         (855,863)
    Class B shares                                                   0                 0           (59,332)                0
    Class C shares                                                   0                 0            (1,534)             (436)
    Class D shares                                                   0                 0          (267,792)         (343,579)
  Distributions from net realized gains:
    Common Class shares                                        (45,256)                0            (8,726)                0
    Advisor Class shares                                             0                 0                 0                 0
    Class A shares                                          (6,746,718)      (10,289,314)      (14,073,743)       (5,060,415)
    Class B shares                                          (2,198,411)       (2,597,317)       (3,586,179)       (1,204,657)
    Class C shares                                            (193,467)                0           (48,654)                0
    Class D shares                                            (979,745)         (475,552)       (3,943,625)       (1,367,048)
                                                          ------------      ------------      ------------      ------------
    Net decrease in net assets from dividends
     and distributions                                     (10,163,597)      (13,362,183)      (22,685,238)       (8,832,116)
                                                          ------------      ------------      ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                              36,107,327        69,756,762        15,336,536        24,344,173
  Reinvestment of dividends and distributions                9,175,338        11,989,916        20,036,715         7,866,207
  Net asset value of shares redeemed                       (29,419,869)      (28,868,948)      (17,249,864)      (55,503,281)
                                                          ------------      ------------      ------------      ------------
    Net increase(decrease) in net assets from
     capital share transactions                             15,862,796        52,877,730        18,123,387       (23,292,901)
                                                          ------------      ------------      ------------      ------------
  Net increase(decrease) in net assets                     (28,591,621)       65,322,798        (1,245,282)      (12,143,514)
NET ASSETS:
  Beginning of period                                      238,622,006       173,299,208       251,364,670       263,508,184
                                                          ------------      ------------      ------------      ------------
  End of period                                           $210,030,385      $238,622,006      $250,119,388      $251,364,670
                                                          ============      ============      ============      ============
  Undistributed Net Investment Income (Loss):             $   (164,773)     $          0      $  1,346,903      $  1,212,938
                                                          ============      ============      ============      ============

                                                                      VALUE II FUND                       BALANCED FUND
                                                              ------------------------------      -------------------------------
                                                                FOR THE                             FOR THE
                                                               SIX MONTHS         FOR THE          SIX MONTHS          FOR THE
                                                                 ENDED           YEAR ENDED           ENDED           YEAR ENDED
                                                              APRIL 30, 2001     OCTOBER 31,      APRIL 30, 2001      OCTOBER 31,
                                                               (UNAUDITED)          2000            (UNAUDITED)          2000
                                                              ---------------    -----------      --------------      -----------
FROM OPERATIONS:
  Net investment income (loss)                                 $  1,029,942      $   2,351,175      $    285,049      $    599,963
  Net realized gain (loss) from investments and
   foreign currency transactions                                 15,595,534         39,783,864           604,253         3,526,457
  Net change in unrealized appreciation
   (depreciation) from investments                                  800,302        (37,443,839)       (1,131,060)       (1,581,193)
                                                               ------------      -------------      ------------      ------------
    Net increase (decrease) in net assets resulting
     from operations                                             17,425,778          4,691,200          (241,758)        2,545,227
                                                               ------------      -------------      ------------      ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income:
    Common Class shares                                            (877,729)        (2,329,612)         (277,709)         (602,587)
    Advisor Class shares                                            (44,787)          (100,448)             (562)           (2,189)
    Class A shares                                                        0                  0                 0                 0
    Class B shares                                                        0                  0                 0                 0
    Class C shares                                                        0                  0                 0                 0
    Class D shares                                                        0                  0                 0                 0
  Distributions from net realized gains:
    Common Class shares                                         (34,194,577)      (103,988,288)       (3,491,935)       (3,994,518)
    Advisor Class shares                                         (5,702,373)       (14,935,526)           (8,188)          (27,294)
    Class A shares                                                        0                  0                 0                 0
    Class B shares                                                        0                  0                 0                 0
    Class C shares                                                        0                  0                 0                 0
    Class D shares                                                        0                  0                 0                 0
                                                               ------------      -------------      ------------      ------------
    Net decrease in net assets from dividends
     and distributions                                          (40,819,466)      (121,353,874)       (3,778,394)       (4,626,588)
                                                               ------------      -------------      ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                   37,341,954         69,932,188         3,503,312         8,511,499
  Reinvestment of dividends and distributions                    40,225,074        118,061,173         3,709,778         4,297,386
  Net asset value of shares redeemed                            (54,071,392)      (447,785,129)       (4,151,376)      (17,307,684)
                                                               ------------      -------------      ------------      ------------
    Net increase(decrease) in net assets from
     capital share transactions                                  23,495,636       (259,791,768)        3,061,714        (4,498,799)
                                                               ------------      -------------      ------------      ------------
  Net increase(decrease) in net assets                              101,948       (376,454,442)         (958,438)       (6,580,160)
NET ASSETS:
  Beginning of period                                           297,399,758        673,854,200        26,490,778        33,070,938
                                                               ------------      -------------      ------------      ------------
  End of period                                                $297,501,706      $ 297,399,758      $ 25,532,340      $ 26,490,778
                                                               ============      =============      ============      ============
  Undistributed Net Investment Income (Loss):                  $    134,731      $      15,908      $     56,794      $     49,217
                                                               ============      =============      ============      ============

               See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                               COMMON CLASS SHARES
                                        --------------------------------------------------------------------
                                         FOR THE SIX
                                         MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                        APRIL 30, 2001      ------------------------------------------------
                                         (UNAUDITED)             2000         1999        1998         1997
                                         ----------         ----------    ----------    --------    --------
PER-SHARE DATA
  Net asset value, beginning of period   $    30.57         $    25.82    $    19.52    $  21.09    $  17.95
                                         ----------         ----------    ----------    --------    --------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                 0.01              (0.05)        (0.05)       0.01        0.11
  Net gain (loss) on investments and
    foreign currency transactions (both
    realized and unrealized)                  (4.87)              7.72          7.27        2.31        4.93
                                         ----------         ----------    ----------    --------    --------
      Total from investment activities        (4.86)              7.67          7.22        2.32        5.04
                                         ----------         ----------    ----------    --------    --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income         0.00               0.00         (0.01)      (0.08)      (0.10)
  Distributions from net realized gain        (4.28)             (2.92)        (0.91)      (3.81)      (1.80)
                                         ----------         ----------    ----------    --------    --------
      Total dividends and distributions       (4.28)             (2.92)        (0.92)      (3.89)      (1.90)
                                         ----------         ----------    ----------    --------    --------
NET ASSET VALUE, END OF PERIOD           $    21.43         $    30.57    $    25.82    $  19.52    $  21.09
                                         ==========         ==========    ==========    ========    ========
      Total return                           (17.59)%(1)         31.50%        38.28%      12.75%      30.98%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s omitted)                       $1,327,927         $1,618,147    $1,005,670    $646,657    $587,091
    Ratio of expenses to average
      net assets(2)                            0.96%(3)           0.98%         1.01%       1.00%       1.01%
    Ratio of net income to average
      net assets                               0.06%(3)          (0.19)%       (0.23)%      0.05%       0.54%
Portfolio turnover rate                       55.22%            140.00%       144.00%     169.00%     238.00%

(1) Non-annualized
(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Shares net expense ratio by .01% annualized for the six months ended April 30, 2001, .02%, .01%, .00%, .01% and .01% for the year or period ended October 31, 2000, 1999, 1998, 1997, and 1996 respectively. The Common Shares' operating expense ratios after reflecting these arrangements were .95% for the six months ended April 30, 2001, .96% for the year ended October 31, 2000, 1.00% for each of the years ended October 31, 1999, 1998, 1997 and 1.03% for the year ended October 31, 1996.
(3) Annualized

               See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                            ADVISOR CLASS SHARES
                                       -----------------------------------------------------------------
                                        FOR THE SIX
                                        MONTHS ENDED               FOR THE YEAR ENDED OCTOBER 31,
                                       APRIL 30, 2001     ----------------------------------------------
                                         (UNAUDITED)        2000         1999         1998         1997
                                          -------         -------      -------      -------      -------
PER-SHARE DATA
  Net asset value, beginning of period    $ 29.88         $ 25.28      $ 19.21      $ 20.82      $ 17.73
                                          -------         -------      -------      -------      -------
INVESTMENT ACTIVITIES:
  Net investment income (loss)              (0.04)          (0.21)       (0.20)       (0.09)        0.02
  Net gain (loss) on investments
    and foreign currency transactions
    (both realized and unrealized)          (4.76)           7.58         7.18         2.29         4.89
                                          -------         -------      -------      -------      -------
      Total from investment activities      (4.80)           7.37         6.98         2.20         4.91
                                          -------         -------      -------      -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income       0.00            0.00         0.00         0.00        (0.01)
  Distributions from net realized gain      (4.13)          (2.77)       (0.91)       (3.81)       (1.81)
                                          -------         -------      -------      -------      -------
      Total dividends and distributions     (4.13)          (2.77)       (0.91)       (3.81)       (1.82)
                                          -------         -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD            $ 20.95         $ 29.88      $ 25.28      $ 19.21      $ 20.82
                                          =======         =======      =======      =======      =======
      Total return                         (17.78)%(1)      30.83%       37.62%       12.23%       30.37%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s omitted)                        $32,710         $34,058      $29,299      $26,836      $34,601
    Ratio of expenses to average
      net assets(2)                          1.46%(3)        1.48%        1.51%        1.43%        1.48%
    Ratio of net income to average
      net assets                            (0.44)%(3)      (0.69)%      (0.73)%       0.39%        0.08%
Portfolio turnover rate                     55.22%         140.00%      144.00%      169.00%      238.00%

(1) Non-annualized
(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Shares net expense ratio by .01% annualized for the six months ended April 30, 2001, .02%, .01%, .00%, 00% and .01% for the year or period ended October 31, 2000, 1999, 1998, 1997 and 1996 respectively. The Advisor Shares operating expense ratios after reflecting these arrangements were 1.45% for the six months ended April 30, 2001, 1.46% for the year ended October 31, 2000, 1.50%, 1.43%, 1.48%, and 1.52% for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively.
(3) Annualized

               See Accompanying Notes to the Financial Statements.

CREDIT SUISSE WARBURG PINCUS BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                   COMMON CLASS SHARES                       CLASS D SHARES
                                              ---------------------------------   ------------------------------------------
                                                FOR THE SIX                        FOR THE SIX    FOR THE    FOR THE PERIOD
                                               MONTHS ENDED   FOR THE PERIOD      MONTHS ENDED   YEAR ENDED   MAY 13, 1999(1)
                                              APRIL 30, 2001 AUGUST 1, 2000(1)TO  APRIL 30, 2001  OCTOBER 31, TO OCTOBER 31,
                                                (UNAUDITED)   OCTOBER 31, 2000     (UNAUDITED)     2000          1999
                                              -------------- ------------------   -------------- ------------ --------------
PER-SHARE DATA
   Net asset value, beginning of period            $22.55          $22.55            $ 22.60       $ 21.27       $20.29
                                                   ------          ------            -------       -------       ------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                     (0.05)          (0.02)(2)           0.00(3)      0.02(2)       0.01(2)
   Net gain (loss) on
     investments and foreign
     currency transactions (both
     realized and unrealized)                       (3.04)           0.02              (3.04)         2.92         0.97
                                                   ------          ------            -------       -------       ------
       Total from investment activities             (3.09)           0.00              (3.04)         2.94         0.98
                                                   ------          ------            -------       -------       ------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income              0.00            0.00               0.00          0.00         0.00
   Distributions from net realized gain             (0.95)           0.00              (0.95)        (1.61)        0.00
                                                   ------          ------            -------       -------       ------
       Total dividends and distributions            (0.95)           0.00              (0.95)        (1.61)        0.00
                                                   ------          ------            -------       -------       ------
   Net asset value, end of period                  $18.51          $22.55            $ 18.61       $ 22.60       $21.27
                                                   ======          ======            =======       =======       ======
       Total return                                (14.00)%(4)       0.00%            (13.78)%(4)    14.69%        4.83%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)        $1,519          $1,002            $24,976       $23,029       $4,839
     Ratio of expenses to average net assets         1.10%(5)        0.27%              0.85%(5)      0.85%        1.17%(5)
     Ratio of net income to average  net assets     (0.01)%(5)      (0.11)%             0.24%(5)      0.07%        0.07%(5)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements.        (0.01)%(5)       0.00%             (0.01)%(5)     0.00%        0.00%
Portfolio turnover rate                              4.94%          26.00%              4.94%        26.00%       34.70%

(1) Inception Date.

(2) Per share information is calculated using the average shares outstanding method.

(3) Amount represents less than $.01 per share.

(4) Non-annualized

(5) Annualized

CREDIT SUISSE WARBURG PINCUS VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)


                                              COMMON CLASS SHARES                      CLASS D SHARES
                                         ---------------------------------  ---------------------------------------------
                                          FOR THE SIX     FOR THE PERIOD      FOR THE SIX     FOR THE     FOR THE PERIOD
                                          MONTHS ENDED    AUGUST 1, 2000(1)  MONTHS ENDED    YEAR ENDED   APRIL 30, 1999(1)
                                         APRIL 30, 2001   TO OCTOBER 31,    APRIL 30, 2001   OCTOBER 31,  TO OCTOBER 31,
                                           (UNAUDITED)         2000           (UNAUDITED)      2000           1999
                                         --------------   ----------------  --------------   -----------  ----------------
PER-SHARE DATA
   Net asset value, beginning of period       $24.63           $22.44            $ 24.64      $ 23.50        $ 23.73
INVESTMENT ACTIVITIES
   Net investment income (loss)                (0.22)            0.02(2)            0.13         0.23(2)        0.10(2)
   Net gain (loss) on investments and
     foreign currency transactions (both
     realized and unrealized)                   0.51             2.21               0.18         1.78          (0.26)
                                              ------           ------            -------      -------        -------
       Total from investment activities         0.29             2.23               0.31         2.01          (0.16)
                                              ------           ------            -------      -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income        (0.12)           (0.04)             (0.13)       (0.18)         (0.07)
   Distributions from net realized gain        (2.13)            0.00              (2.13)       (0.69)          0.00
                                              ------           ------            -------      -------        -------
       Total dividends and distributions       (2.25)           (0.04)             (2.26)       (0.87)         (0.07)
                                              ------           ------            -------      -------        -------
NET ASSET VALUE, END OF PERIOD                $22.67           $24.63            $ 22.69      $ 24.64        $ 23.50
                                              ======           ======            =======      =======        =======
   Total return                                 1.45%(3)         9.96%              1.56%(3)     8.75%         (0.69)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)   $2,273           $   96            $48,675      $46,708        $48,152
     Ratio of expenses to average net assets    1.04%(4)         0.43%              0.79%(4)     0.80%          0.97%(4)
     Ratio of net income to average net assets  1.02%(4)         0.07%              1.27%(4)     1.00%          0.99%(4)
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                          (0.05)%(4)        0.00%             (0.02)%(4)    0.00%          0.00%
   Portfolio turnover rate                     21.48%           55.40%             21.48%       55.40%         24.50%

(1) Inception Date.

(2) Per share information is calculated using the average shares outstanding method.

(3) Non-annualized.

(4) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE II FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                COMMON CLASS SHARES
                                    -------------------------------------------------------------------------------
                                     FOR THE SIX                                    FOR THE TWO     FOR THE YEAR
                                     MONTHS ENDED    FOR THE YEAR ENDED OCTOBER 31, MONTHS ENDED   ENDED AUGUST 31,
                                    APRIL 30, 2001  ------------------------------   OCTOBER 31, ------------------
                                     (UNAUDITED)      2000        1999       1998       1997        1997       1996
                                    --------------  --------  --------    --------  ------------ --------  ---------
PER-SHARE DATA
   Net asset value,
     beginning of period             $  15.49      $  18.93   $  16.97   $  18.56    $  18.44   $  14.90   $  16.40
                                     --------      --------   --------   --------    --------   --------   --------
INVESTMENT ACTIVITIES:
   Net investment income                 0.05          0.11       0.13       0.14        0.02       0.14       0.11
   Net gain (loss) on
     investments  and
     foreign currency transactions
     (both  realized and
     unrealized)                         0.70          0.70       2.49       1.36        0.14       3.53      (0.66)
                                     --------      --------   --------   --------    --------   --------   --------
       Total from investment
          activities                     0.75          0.81       2.62       1.50        0.16       3.67      (0.55)
                                     --------      --------   --------   --------    --------   --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net
     investment income                  (0.05)        (0.11)     (0.13)     (0.14)      (0.04)     (0.13)     (0.14)
   Distributions from net
     realized gain                      (2.08)        (4.14)     (0.53)     (2.95)       0.00       0.00      (0.81)
                                     --------      --------   --------   --------    --------   --------   --------
       Total dividends and
          distributions                 (2.13)        (4.25)     (0.66)     (3.09)      (0.04)     (0.13)     (0.95)
                                     --------      --------   --------   --------    --------   --------   --------
NET ASSET VALUE, END OF PERIOD       $  14.11      $  15.49   $  16.97   $  16.97    $  18.56   $  18.44   $  14.90
                                     ========      ========   ========   ========    ========   ========   ========
       Total return                      6.25%(1)      5.99%     15.77%      9.11%       0.85%(1)  24.78%     (3.54)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (000s omitted)                  $256,225      $254,842   $602,282   $703,808    $608,205   $601,159   $727,627
     Ratio of expenses to
       average net assets(2)             1.11%(3)      1.16%      1.14%      1.19%       1.18%(3)   1.15%      1.21
     Ratio of net income to
       average net assets                0.78%(3)      0.67%      0.65%      0.83%       0.75%(3)   0.80%      0.69
Portfolio turnover rate                 22.04%        49.00%     78.00%     78.00%      19.00%    148.00%     94.00

(1) Non-annualized.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Shares net expense ratio by .01% annualized for the six months ended April 30, 2001, and .02% for the year ended October 31, 2000. These arrangements had no effect on the funds expense ratios for the previous periods. The Common Shares operating expense ratios after reflecting these arrangements were 1.10% for the six months ending April 30, 2001 and 1.14% for the year ended October 31, 2000.

(3) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE II FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                 ADVISOR CLASS SHARES
                                  --------------------------------------------------------------------------------
                                    FOR THE SIX                                    FOR THE TWO     FOR THE YEAR
                                   MONTHS ENDED    FOR THE YEAR ENDED OCTOBER 31, MONTHS ENDED   ENDED AUGUST 31,
                                  APRIL 30, 2001   ------------------------------  OCTOBER 31,  ------------------
                                    (UNAUDITED)       2000       1999       1998       1997        1997       1996
                                  --------------   --------   --------   -------- ------------  --------   --------
PER-SHARE DATA
   Net asset value,
     beginning of period             $  15.49      $  18.92   $  16.96   $  18.55    $  18.42   $  14.88   $  16.38
                                     --------      --------   --------   --------    --------   --------   --------
INVESTMENT ACTIVITIES:
   Net investment income                 0.03          0.01       0.03       0.10        0.01       0.07       0.08
   Net gain (loss) on
     investments and
     foreign currency transactions
     (both realized and unrealized)      0.69          0.73       2.49       1.35        0.14       3.55      (0.70)
                                     --------      --------   --------   --------    --------   --------   --------
       Total from investment
          activities                     0.72          0.74       2.52       1.45        0.15       3.62      (0.61)
                                     --------      --------   --------   --------    --------   --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net
     investment income                  (0.02)        (0.03)     (0.03)     (0.09)      (0.02)     (0.08)     (0.07)
   Distributions from net
     realized gain                      (2.08)        (4.14)     (0.53)     (2.95)       0.00       0.00      (0.81)
                                     --------      --------   --------   --------    --------   --------   --------
       Total dividends and
          distributions                 (2.10)        (4.17)     (0.56)     (3.04)      (0.02)     (0.08)     (0.88)
                                     --------      --------   --------   --------    --------   --------   --------
NET ASSET VALUE, END OF PERIOD       $  14.11      $  15.49   $  18.92   $  16.96    $  18.55   $  18.42   $  14.88
                                     ========      ========   ========   ========    ========   ========   ========
       Total return                      5.97%(1)      5.47%     15.20%      8.70%       0.81%(1)  24.37%     (3.92)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (000s omitted)                   $41,277       $42,558    $71,572    $96,397     $87,929    $84,867    $79,565
     Ratio of expenses to
       average net assets(2)             1.61%(3)      1.66%      1.64%      1.55%       1.58%(3)   1.54%      1.59%
     Ratio of net income to
       average net assets                0.29%(3)      0.17%      0.15%      0.47%       0.35%(3)   0.43%      0.28%
Portfolio turnover rate                 22.04%        49.00%     78.00%     78.00%      19.00%    148.00%     94.00%

(1) Non-annualized.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Shares net expense ratio by .01% annualized for the six months ending April 30, 2001, by .02% for the year ended October 31, 2000 and by .01% for the year ended October 31, 1999, and .00% for the year or period ended 1998, 1997, and 1996. These arrangements had no effect on the funds expense ratios for the previous periods. The Advisor Shares operating expense ratios after reflecting these arrangements were 1.60% for the six months ending April 30, 2001, 1.64% for the year ended October 31, 2000, and 1.63% for the year ended October 31, 1999.

(3) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BALANCED FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                               COMMON CLASS SHARES
                                 ---------------------------------------------------------------------------------
                                   FOR THE SIX                                     FOR THE TWO     FOR THE YEAR
                                  MONTHS ENDED    FOR THE YEAR ENDED OCTOBER 31,  MONTHS ENDED   ENDED AUGUST 31,
                                 APRIL 30, 2001   ------------------------------   OCTOBER 31,  ------------------
                                  (UNAUDITED)         2000       1999       1998       1997        1997       1996
                                 --------------   ---------   --------   -------  ------------  --------   --------
PER-SHARE DATA
   Net asset value,
     beginning of period             $  13.05      $  13.88   $  13.50   $  14.38    $  14.24   $  11.94   $  11.12
                                     --------      --------   --------   --------    --------   --------   --------
INVESTMENT ACTIVITIES:
   Net investment income                 0.13          0.27       0.27       0.25        0.03       0.23       0.16
   Net gain (loss) on
     investments and
     foreign currency transactions
     (both realized and unrealized)     (0.30)         0.82       1.45       0.42        0.16       2.46       0.94
                                     --------      --------   --------   --------    --------   --------   --------
       Total from investment
          activities                    (0.17)         1.09       1.72       0.67        0.19       2.69       1.10
                                     --------      --------   --------   --------    --------   --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net
     investment income                  (0.13)        (0.27)     (0.28)     (0.26)      (0.05)     (0.24)     (0.13)
   Distributions from net
     realized gain                      (1.72)        (1.65)     (1.06)     (1.29)       0.00      (0.15)     (0.15)
                                     --------      --------   --------   --------    --------   --------   --------
       Total dividends and
         distributions                  (1.85)        (1.92)     (1.34)     (1.55)     (0.05)     (0.39)      (0.28)
                                     --------      --------   --------   --------    --------   --------   --------
NET ASSET VALUE, END OF PERIOD       $  11.03      $  13.05   $  13.88   $  13.50    $  14.38   $  14.24   $  11.94
                                     ========      ========   ========   ========    ========   ========   ========
       Total return                     (0.82)%(1)     8.51%     13.61%      5.33%       1.30%(1)  23.03%      9.99%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (000s omitted)                   $25,471       $26,435    $32,805    $35,542     $38,294    $38,926    $30,853
     Ratio of expenses to
     average net assets(2)               1.36%(3)      1.37%      1.35%      1.35%       1.35%(3)   1.35%      1.53%
     Ratio of net income to
       average net assets                2.27%(3)      2.02%      1.94%      1.76%       1.38%(3)   1.76%      1.66%
     Decrease reflected in above
       operating expense ratios due to
       waivers/reimbursements            0.61%(3)      0.63%      0.62%      0.62%       0.68%(3)   0.55%      0.90%
Portfolio turnover rate                 90.57%        75.00%    116.00%    132.00%      15.00%    120.00%    108.00%

(1) Non-annualized.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Shares net expense ratio by .01% annualized for the six months ended April 30, 2001 and by .02% annualized for the year ended October 31, 2000. These arrangements had no effect on the funds expense ratios for the previous periods. The Common Shares operating expense ratios after reflecting these arrangements were 1.35% for the six months ended April 30, 2001 and 1.35% for the year ended October 31, 2000.

(3) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BALANCED FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                  ADVISOR CLASS SHARES
                                 ----------------------------------------------------------------------------------
                                    FOR THE SIX                                    FOR THE TWO     FOR THE YEAR
                                   MONTHS ENDED    FOR THE YEAR ENDED OCTOBER 31, MONTHS ENDED   ENDED AUGUST 31,
                                 APRIL 30, 2001    -----------------------------  OCTOBER 31,    ------------------
                                   (UNAUDITED)        2000       1999       1998        1997       1997        1996
                                 --------------    --------    -------    ------  -----------    -------    -------
PER-SHARE DATA
   Net asset value,
     beginning of period               $13.03        $13.85     $13.47     $14.37      $14.22     $11.94     $11.13
                                       ------        ------     ------     ------      ------     ------     ------
INVESTMENT ACTIVITIES:
   Net investment income (loss)          0.06          0.38       0.26       0.21        0.03      (0.02)      0.37
   Net gain (loss) on
     investments and foreign
     currency transactions
     (both realized and unrealized)     (0.24)         0.64       1.43       0.41        0.16       2.67       0.68
                                       ------        ------     ------     ------      ------     ------     ------
       Total from investment
         activities                     (0.18)         1.02       1.69       0.62       0.19       2.65        1.05
                                       ------        ------     ------     ------      ------     ------     ------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net
     investment income                  (0.11)        (0.19)     (0.25)     (0.23)      (0.04)     (0.22)     (0.09)
   Distributions from net
     realized gain                      (1.72)        (1.65)     (1.06)     (1.29)       0.00      (0.15)     (0.15)
                                       ------        ------     ------     ------      ------     ------     ------
       Total dividends and
         distributions                  (1.83)        (1.84)     (1.31)     (1.52)     (0.04)     (0.37)      (0.24)
                                       ------        ------     ------     ------      ------     ------     ------
NET ASSET VALUE, END OF PERIOD         $11.02        $13.03     $13.85     $13.47      $14.37     $14.22     $11.94
                                       ======        ======     ======     ======      ======     ======     ======
       Total return                     (0.91)%(1)     7.95%     13.37%      4.93%       1.30%(1)  22.66%      9.56%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (000s omitted)                    $   61        $   55     $  265     $  168      $  158     $  149     $   12
     Ratio of expenses to
       average net assets(2)             1.61%(3)      1.62%      1.60%      1.60%      1.60%(3)   1.60%       1.71%
     Ratio of net income to
       average net assets                2.02%(3)      1.77%      1.69%      1.52%       1.13%(3)  1.53%      (4.11)%
     Decrease reflected in above
       operating expense ratios
       due to waivers/reimbursements     0.61%(3)      0.63%      0.63%      1.19%      1.35%(3)   1.21%     203.35%
Portfolio turnover rate                 90.57%        75.00%    117.00%    132.00%     15.00%    120.00%     108.00%

(1) Non-annualized.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Shares net expense ratio by .01% annualized for the six months ended April 30, 2001 and by .02% for the year ended October 31, 2000. These arrangements had no effect on the funds expense ratios for the previous periods. The Advisor Shares operating expense ratios after reflecting these arrangements were 1.60% for the six months ended April 30, 2001 and 1.60% for the year ended October 31, 2000.

(3) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Credit Suisse Warburg Pincus Capital Appreciation Fund ("Capital Appreciation"), Credit Suisse Warburg Pincus Value II Fund ("Value II"), and Credit Suisse Warburg Pincus Balanced Fund ("Balanced"), each a Maryland Corporation, and the Credit Suisse Warburg Pincus Blue Chip Fund ("Blue Chip"), Credit Suisse Warburg Pincus Value Fund ("Value"), each a portfolio of the Credit Suisse Warburg Pincus Capital Funds (formerly, the DLJ Focus Funds), a Massachusetts Business Trust, (each, a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies.

   Investment objectives for each Fund are as follows: Capital Appreciation, Blue Chip, and Value seek long-term capital appreciation; Value also seeks continuity of income; Value II seeks long-term growth of capital, income and a reasonable current return; Balanced seeks maximum total return through a combination of long-term growth of capital, and current income consistent with the preservation of capital.

   The Capital Appreciation Fund may invest up to 10% of its total assets in non-publicly traded securities. Value II and Balanced may invest up to 15% of their net assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities, and they may be difficult or impossible to sell at the time and the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund's security.

   Capital Appreciation, Value II, and Balanced offer two classes of shares, one class being referred to as the Common Class and one class being referred to as the Advisor Class. Blue Chip and Value offer Class A, Class B, Class C, Class D, and Common Class shares. Each class of shares in each Fund represent an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for Balanced bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate not to exceed .25% of the average daily net asset value of the Fund's Common Class share. Common Class shares of Capital Appreciation and Value II are not subject to shareholder servicing or distribution fees. Advisor Class shares bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed
 .75% of the average daily net asset value of each Fund's Advisor Class shares. Advisor Class shares are currently bearing

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

expenses of .50% of average daily net assets. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. Class D shares are sold exclusively to employees of Credit Suisse First Boston and its subsidiaries who are eligible to participate in the Credit Suisse First Boston Employee's Savings and Profit Sharing Plan and are not subject to shareholder servicing or distribution fees. Common Class shares are available for purchase at net asset value by eligible institutions on behalf of their clients and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price and if there is no bid price available, at the most recent ask price. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the high cost method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually (except with respect to Value, Value II, and Balanced for which dividends, if any, are paid quarterly). However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended ("the Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   G) REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each Fund, along with other Funds advised by Credit Suisse Asset Management LLC, the Funds' investment adviser ("CSAM"), may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities, pledged as collateral for repurchase agreements, are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the counterparty to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2001 the Funds had no investments in repurchase agreements.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Donaldson, Lufkin & Jenrette ("DLJ") was acquired by Credit Suisse Group ("Credit Suisse") on November 3, 2000 (the "Acquisition"). Prior to the Acquisition, DLJ Asset Management Group ("DLJAM"), a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, a wholly-owned subsidiary of DLJ, served as advisor to Blue Chip and Value. Credit Suisse combined the investment advisory business of DLJAM with its existing U.S. asset management business. Accordingly, CSAM currently serves as each Fund's investment advisor. For its investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

           FUND                                ANNUAL RATE
           ----                    -------------------------------------
           Capital  Appreciation  .70% of average daily net assets
           Blue Chip              .75% of average daily net assets less than or equal to $100 million
                                  .50% of average daily net assets greater than $100 million
           Value                  .75% of average daily net assets less than or equal to $75 million
                                  .50% of average daily net assets greater than $75 million
           Value II               .75% of average daily net assets
           Balanced               .90% of average daily net assets


CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

   For the six months ended April 30, 2001, investment advisory fees and voluntary waivers were as follows:

                                            GROSS                        NET
           FUND                          ADVISORY FEE     WAIVER     ADVISORY FEE
           ----                          ------------    --------    ------------
           Capital Appreciation          $5,045,879      $     0     $5,045,879
           Blue Chip                        666,066      (65,937)       600,129
           Value                            705,721      (91,440)       614,281
           Value II                       1,087,636            0      1,087,636
           Balanced                         112,905      (76,077)        36,828

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as each Fund's co-administrators. Prior to February 1, 2001, DLJAM and then CSAM provided administration services to Blue Chip and Value without charge. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

   For the six months ended April 30, 2001, administrative services fees earned by CSAMSI were as follows:

           FUND                                  CO-ADMINISTRATION FEE
           ----                                  ----------------------
           Capital Appreciation                          $720,840
           Blue Chip                                       51,031
           Value                                           59,898
           Value II                                       145,018
           Balanced                                        12,545

   For its administrative services through February 4, 2001, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                                 ANNUAL RATE
           ------------------------                      --------------------------------
           First $500 million                            .10% of average daily net assets
           Next $1 billion                               .08% of average daily net assets
           Over $1.5 billion                             .06% of average daily net assets

   Effective February 5, 2001, for its administrative services, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                                 ANNUAL RATE
           ------------------------                      ---------------------------------
           First $500 million                            .075% of average daily net assets
           Next $1 billion                               .065% of average daily net assets
           Over $1.5 billion                             .055% of average daily net assets

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

  For the six months ended April 30, 2001, administrative service fees earned by PFPC (including out of pocket expenses) were as follows:

           FUND                             CO-ADMINISTRATION FEE
           ----                             ---------------------
           Capital Appreciation                     $566,577
           Blue Chip                                  38,534
           Value                                      45,250
           Value II                                  129,074
           Balanced                                   15,501

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Prior to November 3, 2000, Donaldson, Lufkin & Jenrette Securities Corp. ("DLJSC") served as the distributor of the shares of Blue Chip and Value. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Class A and Common Class shares of Blue Chip and Value and of the Common Class shares of Balanced. For the Advisor Class shares of Capital Appreciation, Value II, and Balanced, the fee is calculated at an annual rate of .50% of the average daily net assets. For the Class B and Class C shares of Blue Chip and Value, the fee is calculated at an annual rate of 1.00% of average daily net assets. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services.

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

   For the six months ended April 30, 2001, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                                   SHAREHOLDER SERVICING/
           FUND                                       DISTRIBUTION FEE
           ----                                       ----------------
           Capital Appreciation
              Advisor shares                            $  78,838
                                                        =========
           Blue Chip
              Common shares                                 1,605
              Class A shares                              178,465
              Class B shares                              227,363
              Class C shares                               22,031
                                                        ---------
                                                         $429,464
                                                        =========
           Value
              Common shares                                   340
              Class A shares                              197,290
              Class B shares                              195,683
              Class C shares                                3,825
                                                        ---------
                                                         $397,138
                                                        =========
           Value II
              Advisor shares                             $101,112
                                                        =========
           Balanced
              Common shares                             $  31,288
              Advisor shares                                  148
                                                        ---------
                                                         $ 31,436
                                                        =========

   For the six months ended April 30, 2001, CSAMSI and its affiliates advised Blue Chip and Value that it retained $310,634 and $64,386, respectively, from commissions earned on the sales of Blue Chip and Value's shares.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances is used to offset a portion of their transfer agent expense. For the six months ended April 30, 2001, the Funds received credits or reimbursements under this arrangement as follows:

           FUND                                            AMOUNT
           ----                                            ------
           Capital Appreciation                           $50,539
           Value II                                        10,271
           Balanced                                           890

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the six months ended April 30, 2001, Merrill was paid by the Funds for their services as follows:


           FUND                                            AMOUNT
           ----                                            ------
           Capital Appreciation                           $44,557
           Blue Chip                                        9,812
           Value                                           10,343
           Value II                                         7,320
           Balanced                                           729

NOTE 3. LINE OF CREDIT

   Through June 19, 2001, the Funds, except Blue Chip and Value, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. During the six months ended April 30, 2001, none of the Funds had borrowings under the Prior Credit Facility.

   Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility.

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

           FUND                           PURCHASES       SALES
           ----                           ---------       -----
           Capital Appreciation         $856,943,582  $755,308,418
           Blue Chip                      17,970,456    10,682,445
           Value                          52,952,797    55,465,439
           Value II                       61,785,564    68,925,345
           Balanced                       22,025,707    22,505,600


   At April 30, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                  UNREALIZED    UNREALIZED    NET UNREALIZED
           FUND                  APPRECIATION  DEPRECIATION    APPRECIATION
           ----                  ------------  ------------   --------------
           Capital Appreciation  $173,223,721  $(92,543,637)    $80,680,084
           Blue Chip               58,248,825    (9,097,429)     49,151,396
           Value                   64,941,445    (2,459,746)     62,481,699
           Value II                61,504,506    (9,261,159)     52,243,347
           Balanced                 1,906,907    (1,473,851)        433,056

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 5. CAPITAL SHARE TRANSACTIONS

     Balanced and Value II are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund are classified as Common Class shares and two billion shares are classified as Advisor Class shares. Capital Appreciation, Blue Chip, and Value are authorized to issue an unlimited number of full and fractional shares of capital stock, $.001 par value per share. Transactions in shares of each Fund were as follows:

                                                     CAPITAL APPRECIATION
                                 -------------------------------------------------------------
                                                        COMMON CLASS
                                 -------------------------------------------------------------
                                           FOR THE                        FOR THE
                                      SIX MONTHS ENDED                   YEAR ENDED
                                       APRIL 30, 2001                    OCTOBER 31,
                                         (UNAUDITED)                        2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE           SHARES           VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                       10,294,235    $ 246,902,911      24,588,163    $ 755,211,618
Shares issued in reinvestment
  of distributions                 9,206,403      224,544,156       3,946,691      104,311,032
Shares repurchased               (10,466,309)    (236,390,720)    (14,545,809)    (434,121,256)
                                 -----------    -------------     -----------    -------------
Net increase                       9,034,329    $ 235,056,347      13,989,045    $ 425,401,394
                                 ===========    =============      ==========    =============

                                                  CAPITAL APPRECIATION
                                 -------------------------------------------------------------
                                                       ADVISOR CLASS
                                 -------------------------------------------------------------
                                           FOR THE                         FOR THE
                                       SIX MONTHS ENDED                  YEAR ENDED
                                        APRIL 30, 2001                   OCTOBER 31,
                                          (UNAUDITED)                       2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE            SHARES          VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                          547,625     $ 12,428,492          553,034    $ 16,754,778
Shares issued in reinvestment
  of distributions                   187,381        4,476,525          103,144       2,675,558
Shares repurchased                  (313,160)      (7,088,248)        (675,581)    (19,943,552)
                                 -----------    -------------     -----------    -------------
Net increase (decrease)              421,846     $  9,816,769         (19,403)    $   (513,216)
                                 ===========    =============      ==========    =============

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                    BLUE CHIP
                                 -------------------------------------------------------------
                                                   COMMON CLASS
                                 -------------------------------------------------------------
                                           FOR THE                        FOR THE
                                       SIX MONTHS ENDED                  YEAR ENDED
                                        APRIL 30, 2001                   OCTOBER 31,
                                         (UNAUDITED)                        2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE            SHARES          VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                           52,946     $  1,067,788          45,018     $  1,025,450
Shares issued in reinvestment
  of distributions                       594                4               0                0
Shares repurchased                   (15,948)        (308,151)           (586)         (12,764)
                                 -----------    -------------     -----------    -------------
Net increase                          37,592     $    759,641          44,432     $  1,012,686
                                 ===========    =============      ==========    =============

                                                         BLUE CHIP
                                 -------------------------------------------------------------
                                                          CLASS A
                                 -------------------------------------------------------------
                                           FOR THE                         FOR THE
                                       SIX MONTHS ENDED                   YEAR ENDED
                                        APRIL 30, 2001                    OCTOBER 31,
                                          (UNAUDITED)                        2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE            SHARES          VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                          929,034     $ 18,122,648       1,110,169     $ 24,346,169
Shares issued in reinvestment
  of distributions                   295,134        5,926,737         444,968        9,019,526
Shares repurchased                (1,120,561)     (21,426,998)       (838,237)     (18,427,363)
                                 -----------    -------------     -----------    -------------
Net increase                         103,607     $  2,622,387         716,900     $ 14,938,332
                                 ===========    =============      ==========    =============

                                                         BLUE CHIP
                                 -------------------------------------------------------------
                                                          CLASS B
                                 -------------------------------------------------------------
                                           FOR THE                          FOR THE
                                       SIX MONTHS ENDED                   YEAR ENDED
                                        APRIL 30, 2001                    OCTOBER 31,
                                          (UNAUDITED)                        2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE            SHARES           VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                          318,988      $ 5,949,431         835,369     $ 17,925,689
Shares issued in reinvestment
  of distributions                   110,118        2,090,013         126,449        2,494,838
Shares repurchased                  (189,948)      (3,477,188)       (236,791)      (5,072,241)
                                 -----------    -------------     -----------    -------------
Net increase                         239,158      $ 4,562,256         725,027     $ 15,348,286
                                 ===========    =============      ==========    =============

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                         BLUE CHIP
                                 -------------------------------------------------------------
                                                          CLASS C
                                 -------------------------------------------------------------
                                           FOR THE                        FOR THE
                                       SIX MONTHS ENDED                  YEAR ENDED
                                        APRIL 30, 2001                   OCTOBER 31,
                                          (UNAUDITED)                        2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE            SHARES          VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                           61,038      $ 1,152,895         203,183      $ 4,500,995
Shares issued in reinvestment
  of distributions                     9,219          178,839               0                0
Shares repurchased                    (8,672)        (160,859)           (703)         (15,544)
                                 -----------    -------------     -----------    -------------
Net increase                          61,585      $ 1,170,875         202,480      $ 4,485,451
                                 ===========    =============      ==========    =============

                                                          BLUE CHIP
                                 -------------------------------------------------------------
                                                           CLASS D
                                 -------------------------------------------------------------
                                          FOR THE                          FOR THE
                                       SIX MONTHS ENDED                   YEAR ENDED
                                       APRIL 30, 2001                     OCTOBER 31,
                                         (UNAUDITED)                         2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE            SHARES          VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                          482,066      $ 9,814,565       1,002,764     $ 21,958,459
Shares issued in reinvestment
  of distributions                    48,574          979,745          23,461          475,552
Shares repurchased                  (207,747)      (4,046,673)       (234,930)      (5,341,036)
                                 -----------    -------------     -----------    -------------
Net increase                         322,893      $ 6,747,637         791,295     $ 17,092,975
                                 ===========    =============      ==========    =============

                                                            VALUE
                                 -------------------------------------------------------------
                                                        COMMON CLASS
                                 -------------------------------------------------------------
                                           FOR THE                          FOR THE
                                       SIX MONTHS ENDED                   YEAR ENDED
                                        APRIL 30, 2001                    OCTOBER 31,
                                          (UNAUDITED)                        2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE           SHARES           VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                           96,744      $ 2,193,524           5,481       $  129,310
Shares issued in reinvestment of
  dividends and distributions             68            1,474               0                0
Shares repurchased                      (442)          (9,970)         (1,587)         (37,224)
                                 -----------    -------------     -----------    -------------
Net increase                          96,370      $ 2,185,028           3,894         $ 92,086
                                 ===========    =============      ==========    =============

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                    VALUE
                                 -------------------------------------------------------------
                                                      CLASS A
                                 -------------------------------------------------------------
                                           FOR THE                          FOR THE
                                       SIX MONTHS ENDED                  YEAR ENDED
                                        APRIL 30, 2001                    OCTOBER 31,
                                          (UNAUDITED)                        2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE           SHARES           VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                          253,832      $ 5,712,870         586,384     $ 13,390,153
Shares issued in reinvestment of
  dividends and distributions        562,439       12,373,319         213,248        4,986,997
Shares repurchased                  (441,651)      (9,877,554)     (1,601,084)     (36,923,636)
                                 -----------    -------------     -----------    -------------
Net increase (decrease)              374,620      $ 8,208,635        (801,452)    $(18,546,486)
                                 ===========    =============      ==========    =============

                                                           VALUE
                                 -------------------------------------------------------------
                                                          CLASS B
                                 -------------------------------------------------------------
                                           FOR THE                          FOR THE
                                       SIX MONTHS ENDED                   YEAR ENDED
                                        APRIL 30, 2001                    OCTOBER 31,
                                          (UNAUDITED)                        2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE            SHARES          VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                           72,804      $ 1,612,259         309,030      $ 5,937,239
Shares issued in reinvestment of
  dividends and distributions        156,024        3,400,407          50,221        1,168,147
Shares repurchased                  (147,131)      (3,265,291)       (434,467)      (8,818,730)
                                 -----------    -------------     -----------    -------------
Net increase (decrease)               81,697      $ 1,747,375         (75,216)    $ (1,713,344)
                                 ===========    =============      ==========    =============

                                                             VALUE
                                 -------------------------------------------------------------
                                                             CLASS C
                                 -------------------------------------------------------------
                                           FOR THE                          FOR THE
                                       SIX MONTHS ENDED                   YEAR ENDED
                                        APRIL 30, 2001                    OCTOBER 31,
                                          (UNAUDITED)                        2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE            SHARES          VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                           22,361       $  510,536          20,313       $  471,254
Shares issued in reinvestment of
  dividends and distributions          2,303           50,098              18              436
Shares repurchased                         0                0               0                0
                                 -----------    -------------     -----------    -------------
Net increase                          24,664       $  560,634          20,331       $  471,690
                                 ===========    =============      ==========    =============

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                          VALUE
                                 -------------------------------------------------------------
                                                          CLASS D
                                 -------------------------------------------------------------
                                           FOR THE                          FOR THE
                                       SIX MONTHS ENDED                   YEAR ENDED
                                        APRIL 30, 2001                    OCTOBER 31,
                                          (UNAUDITED)                        2000
                                 ----------------------------     ----------------------------
                                    SHARES         VALUE            SHARES          VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                          237,044      $ 5,307,347         190,523      $ 4,416,217
Shares issued in reinvestment of
  dividends and distributions        191,177        4,211,417          73,095        1,710,627
Shares repurchased                  (178,684)      (4,097,049)       (417,169)      (9,723,691)
                                 -----------    -------------     -----------    -------------
Net increase (decrease)              249,537      $ 5,421,715        (153,551)    $ (3,596,847)
                                 ===========    =============      ==========    =============

                                                         VALUE II
                                 -------------------------------------------------------------
                                                       COMMON CLASS
                                 -------------------------------------------------------------
                                           FOR THE                          FOR THE
                                       SIX MONTHS ENDED                   YEAR ENDED
                                        APRIL 30, 2001                    OCTOBER 31,
                                          (UNAUDITED)                        2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE            SHARES          VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                        2,183,823     $ 30,380,751       4,058,711     $ 59,269,718
Shares issued in reinvestment of
  dividends and distributions      2,683,807       34,477,923       7,116,244      103,027,829
Shares repurchased                (3,155,484)     (43,508,344)    (26,536,100)    (406,562,677)
                                 -----------    -------------     -----------    -------------
Net increase (decrease)            1,712,146     $ 21,350,330     (15,361,145)    $(244,265,130)
                                 ===========    =============      ==========    =============

                                                         VALUE II
                                 -------------------------------------------------------------
                                                       ADVISOR CLASS
                                 -------------------------------------------------------------
                                           FOR THE                          FOR THE
                                       SIX MONTHS ENDED                   YEAR ENDED
                                        APRIL 30, 2001                    OCTOBER 31,
                                          (UNAUDITED)                        2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE            SHARES           VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                          503,013      $ 6,961,204         674,944     $ 10,662,470
Shares issued in reinvestment of
  dividends and distributions        447,170        5,747,151       1,037,565       15,033,344
Shares repurchased                  (771,784)     (10,563,047)     (2,747,037)     (41,222,452)
                                 -----------    -------------     -----------    -------------
Net increase (decrease)              178,399      $ 2,145,308      (1,034,528)    $(15,526,638)
                                 ===========    =============      ==========    =============

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                           BALANCED
                                 -------------------------------------------------------------
                                                         COMMON CLASS
                                 -------------------------------------------------------------
                                           FOR THE                          FOR THE
                                       SIX MONTHS ENDED                   YEAR ENDED
                                        APRIL 30, 2001                    OCTOBER 31,
                                          (UNAUDITED)                        2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE            SHARES          VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                          317,146      $ 3,496,912         630,073      $ 8,400,006
Shares issued in reinvestment of
  dividends and distributions        345,332        3,701,036         338,282        4,267,912
Shares repurchased                  (380,628)      (4,151,376)     (1,305,450)     (16,976,258)
                                 -----------    -------------     -----------    -------------
Net increase (decrease)              281,850      $ 3,046,572        (337,095)    $ (4,308,340)
                                 ===========    =============      ==========    =============

                                                          BALANCED
                                 -------------------------------------------------------------
                                                        ADVISOR CLASS
                                 -------------------------------------------------------------
                                           FOR THE                          FOR THE
                                       SIX MONTHS ENDED                   YEAR ENDED
                                        APRIL 30, 2001                    OCTOBER 31,
                                          (UNAUDITED)                        2000
                                 ----------------------------     ----------------------------
                                    SHARES          VALUE            SHARES          VALUE
                                 -----------    -------------     -----------    -------------
Shares sold                              501         $  6,400           8,539       $  111,493
Shares issued in reinvestment of
  dividends and distributions            816            8,742           2,344           29,474
Shares repurchased                         0                0         (25,788)        (331,426)
                                 -----------    -------------     -----------    -------------
Net increase (decrease)                1,317         $ 15,142         (14,905)     $  (190,459)
                                 ===========    =============      ==========    =============

NOTE 6. SHAREHOLDER MEETING RESULTS

   At a special meeting of shareholders held on March 23, 2001, the following proposals were submitted for the vote of shareholders of the Funds. The proposals and voting results were:

   1. To approve the new investment advisory agreement for each series of the Fund:

                                               % OF SHARES         % OF SHARES
                                                 TO TOTAL           TO TOTAL
           BLUE CHIP            SHARES       OUTSTANDING SHARES    SHARES VOTED
           ---------            ------       ------------------    ------------
           For                4,732,573           41.10%              72.40%
           Against              114,694            1.00%               1.80%
           Abstain              154,532            1.30%               2.40%

CREDIT SUISSE WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001

NOTE 6. SHAREHOLDER MEETING RESULTS -- (CONT'D)

                                               % OF SHARES         % OF SHARES
                                                 TO TOTAL           TO TOTAL
           BLUE CHIP            SHARES       OUTSTANDING SHARES    SHARES VOTED
           ---------            ------       ------------------    ------------
           For                5,660,439           50.10%              75.80%
           Against              177,619            1.60%               2.40%
           Abstain              211,322            1.90%               2.80%


   2.    To elect Trustees of the Funds.

                                                 FOR         WITHHELD
                                             ----------      --------
           Richard H. Francis                29,331,400       759,458
           Jack W. Fritz                     29,330,481       760,377
           Jeffrey E. Garten                 29,343,196       747,662
           Peter F. Krogh                    29,403,924       686,934
           James S. Pasman                   29,331,286       673,571
           William W. Priest                 29,341,660       749,197
           Steven N. Rappaport               29,331,850       759,007

                 CREDIT SUISSE WARBURG PINCUS FUNDS
                 ----------------------------------
                                 CREDIT  ASSET
                                 SUISSE  MANAGEMENT


               P.O. BOX 9030, BOSTON, MA 02205-9030
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